UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
 (Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant's telephone number, including area code:  (312) 338-5800

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2010 – September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)
Schedule of Investments (in thousands)
September 30, 2010

Shares/Par	Value

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.4%
McDonald's Corp.	488	$ 36,395
CONSUMER STAPLES - 20.0%
Coca-Cola Co.	615	35,963
Kraft Foods Inc. - Class A (e)	1,109	34,236

		70,199
ENERGY - 9.7%
Chevron Corp.	422	34,204
HEALTH CARE - 28.0%
Johnson & Johnson	513	31,755
Merck & Co. Inc.	907	33,377
Pfizer Inc.	1,935	33,230

		98,362
MATERIALS - 10.9%
EI Du Pont de Nemours & Co.	856	38,193
TELECOMMUNICATION SERVICES - 20.7%
AT&T Inc.	1,269	36,288
Verizon Communications Inc. (e)	1,115	36,346

		72,634

Total Common Stocks (cost $350,479)		349,987

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 596	31

Total Non-U.S. Government Agency Asset-Backed Securities (cost $596)		31

SHORT TERM INVESTMENTS - 4.3%
Investment Company - 0.6%
JNL Money Market Fund, 0.10% (a) (b)	1,943	1,943
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	12,670	12,670
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	280	280

		12,950

Total Short Term Investments (cost $14,893)		14,893

Total Investments - 104.0% (cost $365,968)		364,911
Other Assets and Liabilities, Net - (4.0%)		(14,034)

Total Net Assets - 100.0%		$ 350,877

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 10.3%
Ford Motor Co. (c) (e)	2,141	$ 26,208
FINANCIALS - 46.7%$
AFLAC Inc.	490	25,314
Capital One Financial Corp.	621	24,556
Fifth Third Bancorp	1,930	23,216
Hartford Financial Services Group Inc.	975	22,370
Prudential Financial Inc.	429	23,228

		118,684
HEALTH CARE - 10.1%
Express Scripts Inc. (c)	528	25,734
INDUSTRIALS - 14.7%
Cummins Inc.	412	37,355
MATERIALS - 18.1%
Dow Chemical Co.	887	24,350
International Paper Co.	995	21,652

		46,002

Total Common Stocks (cost $275,015)		253,983

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 340	17

Total Non-U.S. Government Agency Asset-Backed Securities (cost $340)		17

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 0.3%
JNL Money Market Fund, 0.10% (a) (b)	590	590
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	16,548	16,548
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	27	27

		16,575

Total Short Term Investments (cost $17,165)		17,165

Total Investments - 106.7% (cost $292,520)		271,165
Other Assets and Liabilities, Net - (6.7%)		(16,938)

Total Net Assets - 100.0%		$ 254,227

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.6%
CONSUMER STAPLES - 6.6%
Kraft Foods Inc. - Class A (e)	1,066	$ 32,899
ENERGY - 6.7%
China Petroleum & Chemical Corp.	38,032	33,724
FINANCIALS - 39.0%
Bank of China Ltd.	57,212	30,011
BOC Hong Kong Holdings Ltd.	13,342	42,303
China Construction Bank Corp.	36,570	32,051
Industrial & Commercial Bank of China	39,808	29,655
Man Group Plc	8,002	27,543
RSA Insurance Group Plc	16,320	33,508

		195,071
HEALTH CARE - 12.8%
Merck & Co. Inc.	872	32,084
Pfizer Inc.	1,868	32,081

		64,165
INDUSTRIALS - 6.1%
BAE Systems Plc	5,733	30,828
TELECOMMUNICATION SERVICES - 28.4%
AT&T Inc.	1,219	34,861
BT Group Plc	17,030	37,454
Verizon Communications Inc.	1,075	35,026
Vodafone Group Plc	14,083	34,755

		142,096

Total Common Stocks (cost $467,434)		498,783

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 1,328	69

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,328)		69

SHORT TERM INVESTMENTS - 1.3%
Investment Company - 0.2%
JNL Money Market Fund, 0.10% (a) (b)	844	844
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	5,054	5,054
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	386	386

		5,440

Total Short Term Investments (cost $6,284)		6,284

Total Investments - 100.9% (cost $475,046)		505,136
Other Assets and Liabilities, Net - (0.9%)		(4,666)

Total Net Assets - 100.0%		$ 500,470

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 32.4%
Bed Bath & Beyond Inc. (c)	132	$ 5,741
DirecTV - Class A (c)	383	15,924
Expedia Inc.	134	3,768
Garmin Ltd. (e)	102	3,093
Liberty Media Corp. - Interactive (c)	288	3,946
Sears Holdings Corp. (c) (e)	59	4,232
Staples Inc.	366	7,653
Starbucks Corp.	322	8,230
Urban Outfitters Inc. (c)	85	2,669

		55,256
CONSUMER STAPLES - 7.0%
Costco Wholesale Corp.	185	11,910
HEALTH CARE - 12.4%
Express Scripts Inc. (c)	231	11,248
Life Technologies Corp. (c)	91	4,225
Mylan Inc. (c) (e)	153	2,875
Warner Chilcott Plc	126	2,822

		21,170
INDUSTRIALS - 2.3%
Fastenal Co. (e)	75	4,004
INFORMATION TECHNOLOGY - 42.6%
Adobe Systems Inc. (c)	265	6,922
Apple Inc. (c)	71	20,019
CA Inc.	262	5,531
Check Point Software Technologies Ltd. (c)	106	3,913
Citrix Systems Inc. (c)	92	6,310
eBay Inc. (c)	543	13,261
FLIR Systems Inc. (c)	76	1,961
Maxim Integrated Products Inc.	153	2,829
Microsoft Corp.	488	11,949

		72,695
TELECOMMUNICATION SERVICES - 3.1%
Millicom International Cellular SA	55	5,259

Total Common Stocks (cost $159,761)		170,294

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 130	6

Total Non-U.S. Government Agency Asset-Backed Securities (cost $130)		6

SHORT TERM INVESTMENTS - 8.3%
Investment Company - 0.8%
JNL Money Market Fund, 0.10% (a) (b)	1,413	1,413
Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	12,419	12,419
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	426	426

		12,845

Total Short Term Investments (cost $14,258)		14,258

Total Investments - 108.1% (cost $174,149)		184,558
Other Assets and Liabilities, Net - (8.1%)		(13,897)

Total Net Assets - 100.0%		$ 170,661

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 40.0%
Dress Barn Inc. (c)	282	$ 6,703
Expedia Inc.	1,027	28,959
Guess? Inc.	361	14,657
J Crew Group Inc. (c)	249	8,369
Jo-Ann Stores Inc. (c)	171	7,599
Polo Ralph Lauren Corp.	220	19,807
Priceline.com Inc. (c)	171	59,689
Starbucks Corp. (e)	2,673	68,382
TRW Automotive Holdings Corp. (c)	457	18,984
Tupperware Brands Corp.	248	11,347
Urban Outfitters Inc. (c)	658	20,674
Valassis Communications Inc. (c)	338	11,465

		276,635
CONSUMER STAPLES - 2.9%
NBTY Inc. (c)	240	13,196
Nu Skin Enterprises Inc.	242	6,969

		20,165
ENERGY - 4.3%
Newfield Exploration Co. (c)	518	29,774
FINANCIALS - 10.8%
AFLAC Inc.	1,333	68,922
Cash America International Inc.	175	6,133

		75,055
HEALTH CARE - 3.0%
Catalyst Health Solutions Inc. (c)	172	6,043
Medicis Pharmaceutical Corp.	229	6,803
Sirona Dental Systems Inc. (c)	215	7,744

		20,590
INFORMATION TECHNOLOGY - 30.0%
Blue Coat Systems Inc. (c)	215	5,164
Cognizant Technology Solutions Corp. (c)	1,149	74,067
F5 Networks Inc. (c)	309	32,099
Marvell Technology Group Ltd. (c)	2,432	42,576
Micron Technology Inc. (c)	3,312	23,879
Unisys Corp. (c)	164	4,570
Western Digital Corp. (c)	878	24,933

		207,288
MATERIALS - 5.0%
Lubrizol Corp.	266	28,222
NewMarket Corp.	59	6,669

		34,891
TELECOMMUNICATION SERVICES - 3.9%
NII Holdings Inc. - Class B (c)	648	26,652

Total Common Stocks (cost $639,965)		691,050

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 722	37

Total Non-U.S. Government Agency Asset-Backed Securities (cost $722)		37

SHORT TERM INVESTMENTS - 0.9%
Investment Company - 0.2%
JNL Money Market Fund, 0.10% (a) (b)	1,676	1,676
Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	3,098	3,098
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	1,691	1,691

		4,789

Total Short Term Investments (cost $6,465)		6,465

Total Investments - 100.8% (cost $647,152)		697,552
Other Assets and Liabilities, Net - (0.8%)		(5,871)

Total Net Assets - 100.0%		$ 691,681

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 4.3%
Leggett & Platt Inc.	467	$ 10,633
CONSUMER STAPLES - 4.4%
Kraft Foods Inc. - Class A	351	10,822
FINANCIALS - 26.1%
Allstate Corp.	317	10,009
BB&T Corp. (e)	378	9,106
Cincinnati Financial Corp.	363	10,479
First Niagara Financial Group Inc.	690	8,036
FirstMerit Corp.	476	8,727
New York Community Bancorp Inc.	657	10,674
People's United Financial Inc.	571	7,478

		64,509
HEALTH CARE - 3.9%
Merck & Co. Inc.	261	9,610
MATERIALS - 8.3%
RPM International Inc.	469	9,347
Valspar Corp.	351	11,186

		20,533
TELECOMMUNICATION SERVICES - 3.9%
AT&T Inc.	340	9,724
UTILITIES - 48.7%
American Electric Power Co. Inc.	274	9,925
DTE Energy Co.	219	10,042
Edison International	274	9,432
NextEra Energy Inc.	181	9,822
Nicor Inc.	226	10,373
NiSource Inc.	620	10,783
Northeast Utilities	370	10,928
PG&E Corp.	215	9,757
Pinnacle West Capital Corp.	261	10,753
Public Service Enterprise Group Inc.	287	9,490
SCANA Corp.	253	10,198
Sempra Energy	170	9,168

		120,671

Total Common Stocks (cost $240,742)		246,502

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 1,413	73

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,413)		73

SHORT TERM INVESTMENTS - 2.0%
Investment Company - 0.0%
JNL Money Market Fund, 0.10% (a) (b)	3	3
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	2,934	2,934
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	1,944	1,944

		4,878

Total Short Term Investments (cost $4,881)		4,881

Total Investments - 101.6% (cost $247,036)		251,456
Other Assets and Liabilities, Net - (1.6%)		(3,858)

Total Net Assets - 100.0%		$ 247,598

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 14.2%
Coach Inc.	305	$ 13,087
Scripps Networks Interactive Inc.	267	12,683
TJX Cos. Inc.	304	13,587

		39,357
CONSUMER STAPLES - 12.4%
Colgate-Palmolive Co.	136	10,417
Lorillard Inc.	138	11,075
Philip Morris International Inc.	231	12,937

		34,429
ENERGY - 16.0%
FMC Technologies Inc. (c)	192	13,140
National Oilwell Varco Inc.	253	11,229
Peabody Energy Corp.	245	11,992
QEP Resources Inc.	266	8,011

		44,372
FINANCIALS - 11.5%
Franklin Resources Inc.	105	11,227
Plum Creek Timber Co. Inc.	293	10,344
T. Rowe Price Group Inc.	209	10,469

		32,040
HEALTH CARE - 11.1%
Baxter International Inc.	190	9,058
Medco Health Solutions Inc. (c)	174	9,076
Waters Corp. (c)	180	12,713

		30,847
INDUSTRIALS - 12.3%
Dun & Bradstreet Corp.	132	9,787
Flowserve Corp.	118	12,882
United Technologies Corp.	159	11,354

		34,023
INFORMATION TECHNOLOGY - 12.4%
Google Inc. - Class A (c)	18	9,386
International Business Machines Corp.	85	11,337
Teradata Corp. (c)	354	13,652

		34,375
UTILITIES - 9.5%
Public Service Enterprise Group Inc.	333	11,007
Questar Corp.	267	4,673
Sempra Energy	198	10,634

		26,314

Total Common Stocks (cost $265,739)		275,757

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 25	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25)		1

SHORT TERM INVESTMENTS - 0.9%
Investment Company - 0.9%
JNL Money Market Fund, 0.10% (a) (b)	2,506	2,506

Total Short Term Investments (cost $2,506)		2,506

Total Investments - 100.3% (cost $268,270)		278,264
Other Assets and Liabilities, Net - (0.3%)		(701)

Total Net Assets - 100.0%		$ 277,563

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 18.8%
Cinemark Holdings Inc.	1,098	$ 17,681
Foot Locker Inc.	1,329	19,311
Genuine Parts Co.	470	20,963
H&R Block Inc.	1,106	14,324
Thomson Reuters Corp.	558	20,935

		93,214
CONSUMER STAPLES - 24.1%
Campbell Soup Co.	575	20,557
Clorox Co. (e)	320	21,370
ConAgra Foods Inc.	806	17,684
HJ Heinz Co.	443	20,998
Sara Lee Corp.	1,452	19,501
Sysco Corp.	681	19,408

		119,518
ENERGY - 7.8%
Enbridge Inc.	412	21,544
Nordic American Tanker Shipping Ltd. (e)	642	17,168

		38,712
HEALTH CARE - 4.0%
Abbott Laboratories	386	20,145
INDUSTRIALS - 8.1%
Waste Management Inc.	585	20,900
Watsco Inc.	348	19,380

		40,280
INFORMATION TECHNOLOGY - 3.9%
Diebold Inc.	620	19,273
MATERIALS - 28.3%
Bemis Co. Inc.	680	21,605
Huntsman Corp.	1,610	18,612
MeadWestvaco Corp.	765	18,643
Olin Corp.	978	19,718
PPG Industries Inc.	296	21,552
RPM International Inc.	948	18,884
Sonoco Products Co.	636	21,261

		140,275
TELECOMMUNICATION SERVICES - 4.5%
Rogers Communications Inc.	603	22,556

Total Common Stocks (cost $499,669)		493,973

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 1,744	90

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,744)		90

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 0.6%
JNL Money Market Fund, 0.10% (a) (b)	2,915	2,915
Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.36%, 0.36% (a) (b)	21,836	21,836
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	$ 519	$ 519

		22,355

Total Short Term Investments (cost $25,270)		25,270

Total Investments - 104.6% (cost $526,683)		519,333
Other Assets and Liabilities, Net - (4.6%)		(23,054)

Total Net Assets - 100.0%		$ 496,279

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 18.6%
99 Cents Only Stores (c)	195	$ 3,681
Arbitron Inc.	75	2,101
BJ's Restaurants Inc. (c)	75	2,126
Blue Nile Inc. (c) (e)	41	1,804
Cabela's Inc. - Class A (c) (e)	190	3,609
Citi Trends Inc. (c)	41	990
Cracker Barrel Old Country Store Inc.	65	3,281
Genesco Inc. (c)	68	2,027
Grand Canyon Education Inc. (c)	129	2,835
hhgregg Inc. (c) (e)	109	2,693
Iconix Brand Group Inc. (c)	200	3,502
Jos. A. Bank Clothiers Inc. (c)	78	3,311
K12 Inc. (c) (e)	84	2,446
Lincoln Educational Services Corp. (c)	80	1,157
National Presto Industries Inc.	19	2,049
Peets Coffee & Tea Inc. (c) (e)	37	1,278
PetMed Express Inc. (e)	64	1,127
PF Chang's China Bistro Inc. (e)	65	3,014
Under Armour Inc. - Class A (c) (e)	107	4,807
Volcom Inc. (c)	69	1,311

		49,149
CONSUMER STAPLES - 5.9%
Cal-Maine Foods Inc. (e)	60	1,751
Diamond Foods Inc. (e)	60	2,453
TreeHouse Foods Inc. (c) (e)	98	4,505
United Natural Foods Inc. (c)	121	4,010
Universal Corp.	69	2,763

		15,482
ENERGY - 4.3%
Bristow Group Inc. (c)	101	3,639
Helix Energy Solutions Group Inc. (c)	296	3,293
World Fuel Services Corp.	167	4,337

		11,269
FINANCIALS - 13.7%
Acadia Realty Trust	113	2,154
Bank of the Ozarks Inc.	48	1,781
BlackRock Kelso Capital Corp. (e)	159	1,824
CVB Financial Corp. (e)	301	2,259
Delphi Financial Group Inc.	135	3,383
EZCORP Inc. - Class A (c)	129	2,591
First Financial Bancorp	163	2,720
Healthcare Realty Trust Inc.	172	4,022
Horace Mann Educators Corp.	109	1,945
Kilroy Realty Corp.	121	4,000
Mid-America Apartment Communities Inc.	82	4,802
Sovran Self Storage Inc.	77	2,921
Teton Advisors Inc. - Class A (c)	1	5
Texas Capital Bancshares Inc. (c)	103	1,779

		36,186
HEALTH CARE - 14.2%
Abaxis Inc. (c)	62	1,441
Amedisys Inc. (c) (e)	80	1,895
American Medical Systems Holdings Inc. (c)	212	4,146
Conceptus Inc. (c) (e)	87	1,202
Conmed Corp. (c)	81	1,826
Gentiva Health Services Inc. (c)	83	1,820
Hanger Orthopedic Group Inc. (c)	89	1,288
HMS Holdings Corp. (c)	76	4,476
Invacare Corp.	88	$ 2,346
LHC Group Inc. (c) (e)	52	1,207
NuVasive Inc. (c) (e)	109	3,846
PSS World Medical Inc. (c)	165	3,532
Questcor Pharmaceuticals Inc. (c)	175	1,737
Quidel Corp. (c) (e)	80	879
RehabCare Group Inc. (c)	69	1,391
SonoSite Inc. (c)	41	1,358
Universal American Corp.	210	3,104

		37,494
INDUSTRIALS - 14.1%
A-Power Energy Generation Systems Ltd. (c) (e)	130	1,083
AAR Corp. (c)	109	2,041
Aegean Marine Petroleum Network Inc.	133	2,207
AZZ Inc.	35	1,486
China Fire & Security Group Inc. (c) (e)	80	651
Forward Air Corp.	81	2,109
Genco Shipping & Trading Ltd. (c) (e)	89	1,422
Hawaiian Holdings Inc. (c) (e)	148	885
Healthcare Services Group Inc.	124	2,818
Hexcel Corp. (c)	274	4,868
II-VI Inc. (c)	87	3,239
Middleby Corp. (c)	52	3,309
Moog Inc. - Class A (c)	115	4,101
Orion Marine Group Inc. (c)	75	926
Triumph Group Inc.	47	3,489
Tutor Perini Corp. (c)	137	2,753

		37,387
INFORMATION TECHNOLOGY - 22.6%
ADTRAN Inc.	173	6,124
Ariba Inc. (c)	251	4,743
Art Technology Group Inc. (c)	426	1,759
Blackbaud Inc.	125	3,010
China Security & Surveillance Technology Inc. (c) (e)	192	1,066
Lawson Software Inc. (c)	455	3,851
MAXIMUS Inc.	49	3,019
NetScout Systems Inc. (c)	115	2,364
OSI Systems Inc. (c)	50	1,828
Progress Software Corp. (c)	116	3,829
SRA International Inc. - Class A (c)	124	2,438
SYNNEX Corp. (c)	97	2,727
Syntel Inc.	117	5,188
Tessera Technologies Inc. (c)	142	2,620
United Online Inc.	242	1,386
ViaSat Inc. (c) (e)	110	4,536
Wright Express Corp. (c)	107	3,830
Zebra Technologies Corp. (c)	163	5,485

		59,803
MATERIALS - 1.2%
Koppers Holdings Inc.	58	1,554
Stepan Co.	28	1,648

		3,202
TELECOMMUNICATION SERVICES - 0.6%
Consolidated Communications Holdings Inc.	83	1,554
UTILITIES - 4.3%
Avista Corp.	154	3,208
Black Hills Corp.	109	3,410
IDACORP Inc.	136	4,875

		11,493

Total Common Stocks (cost $258,461)		263,019

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 2,260	$ 117

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,260)		117

SHORT TERM INVESTMENTS - 14.8%
Investment Company - 0.5%
JNL Money Market Fund, 0.10% (a) (b)	1,229	1,229
Securities Lending Collateral - 14.3%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	33,821	33,821
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	4,008	4,008

		37,829

Total Short Term Investments (cost $39,058)		39,058

Total Investments - 114.3% (cost $299,779)		302,194
Other Assets and Liabilities, Net - (14.3%)		(37,806)

Total Net Assets - 100.0%		$ 264,388

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 18.8%
BJ's Restaurants Inc. (c) (e)	205	$ 5,766
Buckle Inc. (e)	359	9,523
Buffalo Wild Wings Inc. (c) (e)	138	6,611
Carter's Inc. (c)	440	11,590
Cato Corp. - Class A	216	5,788
CEC Entertainment Inc. (c)	175	5,997
Coinstar Inc. (c) (e)	241	10,353
Ford Motor Co. (c) (e)	6,269	76,732
Genesco Inc. (c)	182	5,440
Gymboree Corp. (c)	231	9,598
Hibbett Sports Inc. (c)	218	5,445
Home Depot Inc.	3,613	114,466
Jos. A. Bank Clothiers Inc. (c) (e)	210	8,930
Lincoln Educational Services Corp. (c)	195	2,816
McDonald's Corp.	1,004	74,805
MDC Holdings Inc.	814	23,641
Men's Wearhouse Inc.	404	9,611
Monro Muffler Brake Inc.	151	6,970
National CineMedia Inc.	324	5,792
National Presto Industries Inc.	52	5,543
Peets Coffee & Tea Inc. (c) (e)	99	3,379
Polaris Industries Inc.	579	37,693
Sally Beauty Holdings Inc. (c) (e)	1,413	15,823
Sears Holdings Corp. (c) (e)	754	54,377
Shaw Communications Inc. (e)	1,219	26,838
Texas Roadhouse Inc. - Class A (c)	537	7,552
Thomson Reuters Corp.	779	29,218
True Religion Apparel Inc. (c)	198	4,225
VF Corp.	342	27,734
World Wrestling Entertainment Inc. (e)	200	2,775
Zumiez Inc. (c) (e)	237	5,009

		620,040
CONSUMER STAPLES - 14.0%
Alliance One International Inc. (c)	692	2,871
American Dairy Inc. (c) (e)	169	1,761
B&G Foods Inc.	370	4,043
Boston Beer Co. Inc. - Class A (c)	79	5,293
Campbell Soup Co. (e)	742	26,520
Clorox Co. (e)	411	27,464
Coca-Cola Enterprises Inc.	2,958	91,686
ConAgra Foods Inc.	1,088	23,871
Darling International Inc. (c)	630	5,367
Hershey Co.	701	33,376
Kimberly-Clark Corp. (e)	394	25,599
Kraft Foods Inc. - Class A	3,846	118,691
Lancaster Colony Corp.	217	10,321
Sara Lee Corp.	2,059	27,657
Sysco Corp.	897	25,591
TreeHouse Foods Inc. (c) (e)	246	11,359
United Natural Foods Inc. (c)	332	11,013
Universal Corp.	192	7,705

		460,188
ENERGY - 8.4%
Bill Barrett Corp. (c)	352	12,685
Bristow Group Inc. (c)	275	9,907
Chevron Corp.	814	65,976
CNOOC Ltd.	26,541	51,448
ConocoPhillips	491	28,197
Enbridge Inc.	547	28,596
Holly Corp.	387	11,133
Hornbeck Offshore Services Inc. (c)	205	3,995
PetroChina Co. Ltd. (e)	34,884	40,599
Valero Energy Corp.	1,497	26,207

		278,743
FINANCIALS - 8.6%
American Express Co.	1,547	65,010
Bank of China Ltd. (e)	77,245	40,520
Brandywine Realty Trust	996	12,196
CBL & Associates Properties Inc.	1,060	13,842
China Construction Bank Corp.	48,747	42,723
DiamondRock Hospitality Co. (c)	904	8,582
First Potomac Realty Trust	226	3,391
Horace Mann Educators Corp.	297	5,273
Man Group Plc	8,392	28,883
Medical Properties Trust Inc.	611	6,198
Portfolio Recovery Associates Inc. (c) (e)	119	7,708
RSA Insurance Group Plc	21,531	44,207
Wintrust Financial Corp.	184	5,963

		284,496
HEALTH CARE - 9.1%
Abaxis Inc. (c)	176	4,070
Bio-Reference Labs Inc. (c)	211	4,408
Cantel Medical Corp.	126	2,045
CIGNA Corp.	1,777	63,575
Computer Programs & Systems Inc. (e)	86	3,646
Dionex Corp. (c)	137	11,859
Healthways Inc. (c)	275	3,199
HMS Holdings Corp. (c)	203	11,971
Invacare Corp.	238	6,300
Kindred Healthcare Inc. (c)	305	3,970
MedAssets Inc. (c) (e)	438	9,212
Merck & Co. Inc.	1,715	63,132
Parexel International Corp. (c)	446	10,309
Pfizer Inc.	5,746	98,655
Zoll Medical Corp. (c)	166	5,344

		301,695
INDUSTRIALS - 9.8%
Advanced Battery Technologies Inc. (c) (e)	511	1,834
Aegean Marine Petroleum Network Inc.	325	5,411
Apogee Enterprises Inc.	219	2,001
AZZ Inc.	93	3,974
Badger Meter Inc. (e)	113	4,576
BAE Systems Plc	7,221	38,831
Baldor Electric Co.	362	14,607
Boeing Co.	1,158	77,057
Chart Industries Inc. (c)	223	4,546
Cubic Corp.	204	8,340
Dolan Media Co. (c)	234	2,655
EnergySolutions Inc.	689	3,466
GATX Corp.	880	25,787
Genco Shipping & Trading Ltd. (c) (e)	249	3,966
GeoEye Inc. (c)	146	5,896
Healthcare Services Group Inc.	337	7,679
II-VI Inc. (c)	228	8,511
Lockheed Martin Corp.	333	23,761
Robbins & Myers Inc.	257	6,877
Sykes Enterprises Inc. (c)	322	4,369
UniFirst Corp.	110	4,848
United Stationers Inc. (c)	185	9,890
Waste Management Inc. (e)	741	26,500
Watsco Inc. (e)	513	28,569

		323,951
INFORMATION TECHNOLOGY - 7.0%
Ariba Inc. (c)	692	13,072
Blackboard Inc. (c) (e)	251	$ 9,040
China Security & Surveillance Technology Inc. (c) (e)	508	2,826
Diebold Inc.	883	27,446
Hittite Microwave Corp. (c)	232	11,065
Lawson Software Inc. (c)	1,247	10,560
MAXIMUS Inc.	136	8,366
Micron Technology Inc. (c) (e)	5,950	42,899
Net 1 UEPS Technologies Inc. (c)	347	4,014
Netezza Corp. (c)	466	12,555
NetScout Systems Inc. (c)	321	6,585
Plexus Corp. (c)	303	8,892
Progress Software Corp. (c)	312	10,315
ScanSource Inc. (c)	205	5,698
Tyler Technologies Inc. (c)	274	5,523
ViaSat Inc. (c)	245	10,084
Western Digital Corp. (c)	1,421	40,347

		229,287
MATERIALS - 9.9%
AMCOL International Corp.	236	6,187
Dow Chemical Co. (e)	2,268	62,281
EI Du Pont de Nemours & Co.	1,862	83,086
Glatfelter	356	4,324
Huntsman Corp.	2,216	25,612
International Paper Co.	2,339	50,874
Koppers Holdings Inc.	155	4,164
LSB Industries Inc. (c)	166	3,087
MeadWestvaco Corp.	880	21,463
PPG Industries Inc.	429	31,195
Sonoco Products Co.	864	28,889
Stepan Co. (e)	75	4,446

		325,608
TELECOMMUNICATION SERVICES - 12.9%
AT&T Inc.	3,729	106,651
BT Group Plc	19,234	42,301
Cogent Communications Group Inc. (c)	352	3,334
Consolidated Communications Holdings Inc.	241	4,496
Rogers Communications Inc.	815	30,510
Sprint Nextel Corp. (c)	17,127	79,300
Syniverse Holdings Inc. (c)	539	12,216
Verizon Communications Inc.	3,155	102,817
Vodafone Group Plc	17,999	44,420

		426,045
UTILITIES - 1.4%
Hongkong Electric Holdings Ltd.	7,672	46,622

Total Common Stocks (cost $3,241,903)		3,296,675

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 13,809	714

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,809)		714

SHORT TERM INVESTMENTS - 9.7%
Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (b)	2,252	2,252
Securities Lending Collateral - 9.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	285,626	285,626
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	$ 30,268	$ 30,268

		315,894

Total Short Term Investments (cost $318,146)		318,146

Total Investments - 109.6% (cost $3,573,858)		3,615,535
Other Assets and Liabilities, Net - (9.6%)		(316,718)

Total Net Assets - 100.0%		$ 3,298,817

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 20.5%
Bed Bath & Beyond Inc. (c)	34	$ 1,465
BJ's Restaurants Inc. (c) (e)	15	412
Buckle Inc. (e)	26	688
Buffalo Wild Wings Inc. (c) (e)	10	469
Carter's Inc. (c)	31	810
Cato Corp. - Class A	15	406
CEC Entertainment Inc. (c)	12	427
Coach Inc.	52	2,215
Coinstar Inc. (c) (e)	17	747
DirecTV - Class A (c)	116	4,812
Dress Barn Inc. (c)	21	495
Expedia Inc.	109	3,064
Garmin Ltd. (e)	26	783
Genesco Inc. (c)	13	391
Guess? Inc.	26	1,064
Gymboree Corp. (c)	17	696
Hibbett Sports Inc. (c)	16	398
J Crew Group Inc. (c)	18	617
Jo-Ann Stores Inc. (c)	12	549
Jos. A. Bank Clothiers Inc. (c)	15	636
Leggett & Platt Inc.	88	1,997
Liberty Media Corp. - Interactive (c)	71	972
Lincoln Educational Services Corp. (c)	14	204
Men's Wearhouse Inc.	29	689
Monro Muffler Brake Inc.	11	501
National CineMedia Inc.	23	416
National Presto Industries Inc.	4	395
Peets Coffee & Tea Inc. (c) (e)	7	240
Polo Ralph Lauren Corp.	16	1,445
Priceline.com Inc. (c)	12	4,340
Sally Beauty Holdings Inc. (c)	99	1,111
Scripps Networks Interactive Inc.	45	2,152
Sears Holdings Corp. (c) (e)	15	1,071
Staples Inc.	93	1,935
Starbucks Corp.	289	7,400
Texas Roadhouse Inc. - Class A (c)	38	536
TJX Cos. Inc.	51	2,274
True Religion Apparel Inc. (c)	14	301
TRW Automotive Holdings Corp. (c)	33	1,389
Tupperware Brands Corp.	18	839
Urban Outfitters Inc. (c)	70	2,185
Valassis Communications Inc. (c)	25	847
Vivendi SA	75	2,046
World Wrestling Entertainment Inc. (e)	15	205
Zumiez Inc. (c) (e)	17	367

		57,001
CONSUMER STAPLES - 6.2%
Alliance One International Inc. (c)	51	213
American Dairy Inc. (c) (e)	12	123
B&G Foods Inc.	27	297
Boston Beer Co. Inc. - Class A (c)	6	370
Colgate-Palmolive Co.	23	1,745
Costco Wholesale Corp.	56	3,613
Darling International Inc. (c)	47	397
Kraft Foods Inc. - Class A	66	2,047
Lancaster Colony Corp. (e)	16	747
Lorillard Inc.	23	1,868
NBTY Inc. (c)	18	970
Nu Skin Enterprises Inc.	18	511
Philip Morris International Inc.	39	2,190
TreeHouse Foods Inc. (c)	18	823
United Natural Foods Inc. (c)	24	$ 798
Universal Corp.	14	553

		17,265
ENERGY - 7.9%
Bill Barrett Corp. (c)	25	914
BP Plc	233	1,566
Bristow Group Inc. (c)	20	723
ENI SpA (e)	88	1,903
FMC Technologies Inc. (c)	32	2,219
Holly Corp.	28	807
Hornbeck Offshore Services Inc. (c)	14	277
National Oilwell Varco Inc.	42	1,875
Newfield Exploration Co. (c)	38	2,176
Peabody Energy Corp.	42	2,035
QEP Resources Inc.	45	1,359
Royal Dutch Shell Plc	77	2,256
StatoilHydro ASA	90	1,882
Total SA	35	1,797

		21,789
FINANCIALS - 11.5%
AFLAC Inc.	97	5,027
Allstate Corp.	60	1,880
BB&T Corp.	71	1,698
Brandywine Realty Trust	72	882
Cash America International Inc.	13	447
CBL & Associates Properties Inc.	76	990
Cincinnati Financial Corp.	69	1,988
DiamondRock Hospitality Co. (c)	65	621
First Niagara Financial Group Inc.	128	1,493
First Potomac Realty Trust	17	259
FirstMerit Corp.	89	1,622
Franklin Resources Inc.	18	1,910
Horace Mann Educators Corp.	22	393
Medical Properties Trust Inc.	44	442
Muenchener Rueckversicherungs AG	15	2,007
New York Community Bancorp Inc.	125	2,027
People's United Financial Inc.	107	1,397
Plum Creek Timber Co. Inc.	49	1,743
Portfolio Recovery Associates Inc. (c) (e)	9	555
T. Rowe Price Group Inc.	35	1,748
Wintrust Financial Corp.	13	429
Zurich Financial Services AG	10	2,411

		31,969
HEALTH CARE - 7.2%
Abaxis Inc. (c)	12	287
Baxter International Inc.	32	1,540
Bio-Reference Labs Inc. (c)	15	314
Cantel Medical Corp.	9	152
Catalyst Health Solutions Inc. (c)	12	439
Computer Programs & Systems Inc.	6	268
Dionex Corp. (c)	10	857
Express Scripts Inc. (c)	70	3,386
Healthways Inc. (c)	18	215
HMS Holdings Corp. (c)	15	868
Invacare Corp.	17	449
Kindred Healthcare Inc. (c)	22	281
Life Technologies Corp. (c)	23	1,055
MedAssets Inc. (c)	32	665
Medco Health Solutions Inc. (c)	29	1,512
Medicis Pharmaceutical Corp.	17	495
Merck & Co. Inc.	49	1,803
Mylan Inc. (c) (e)	39	741
Parexel International Corp. (c)	32	751
Sirona Dental Systems Inc. (c)	15	556
Warner Chilcott Plc	32	727
Waters Corp. (c)	30	$ 2,145
Zoll Medical Corp. (c)	12	376

		19,882
INDUSTRIALS - 5.1%
Advanced Battery Technologies Inc. (c) (e)	34	122
Aegean Marine Petroleum Network Inc.	23	381
Apogee Enterprises Inc.	16	147
AZZ Inc.	7	303
Badger Meter Inc. (e)	8	330
Baldor Electric Co.	25	1,024
Chart Industries Inc. (c)	15	314
Cubic Corp.	15	592
Dolan Media Co. (c)	17	192
Dun & Bradstreet Corp.	22	1,632
EnergySolutions Inc.	49	245
Fastenal Co. (e)	19	999
Flowserve Corp.	20	2,181
Genco Shipping & Trading Ltd. (c) (e)	18	287
GeoEye Inc. (c)	10	418
Healthcare Services Group Inc.	24	544
II-VI Inc. (c)	16	594
Robbins & Myers Inc.	18	480
Sykes Enterprises Inc. (c)	24	324
UniFirst Corp.	8	344
United Stationers Inc. (c)	13	715
United Technologies Corp.	27	1,933

		14,101
INFORMATION TECHNOLOGY - 18.0%
Adobe Systems Inc. (c)	67	1,743
Apple Inc. (c)	21	6,053
Ariba Inc. (c)	50	947
Blackboard Inc. (c) (e)	18	655
Blue Coat Systems Inc. (c)	16	396
CA Inc.	66	1,388
Check Point Software Technologies Ltd. (c)	27	991
China Security & Surveillance Technology Inc. (c) (e)	35	194
Citrix Systems Inc. (c)	23	1,586
Cognizant Technology Solutions Corp. (c)	84	5,403
eBay Inc. (c)	164	4,006
F5 Networks Inc. (c)	22	2,331
FLIR Systems Inc. (c)	19	489
Google Inc. - Class A (c)	3	1,574
Hittite Microwave Corp. (c)	17	803
International Business Machines Corp.	14	1,912
Lawson Software Inc. (c)	90	765
Marvell Technology Group Ltd. (c)	178	3,121
Maxim Integrated Products Inc.	39	722
MAXIMUS Inc.	10	601
Micron Technology Inc. (c)	241	1,734
Microsoft Corp.	147	3,609
Net 1 UEPS Technologies Inc. (c)	25	284
Netezza Corp. (c)	33	890
NetScout Systems Inc. (c)	22	458
Plexus Corp. (c)	22	649
Progress Software Corp. (c)	22	743
ScanSource Inc. (c)	14	399
Teradata Corp. (c)	59	2,288
Tyler Technologies Inc. (c)	19	389
Unisys Corp. (c)	13	350
ViaSat Inc. (c)	18	725
Western Digital Corp. (c)	64	1,810

		50,008
MATERIALS - 2.9%
AMCOL International Corp.	17	437
Glatfelter	25	$ 304
Koppers Holdings Inc.	11	300
LSB Industries Inc. (c)	12	224
Lubrizol Corp.	19	2,048
NewMarket Corp.	4	494
RPM International Inc.	88	1,748
Stepan Co.	5	318
Valspar Corp.	66	2,115

		7,988
TELECOMMUNICATION SERVICES - 6.9%
AT&T Inc.	64	1,827
Cogent Communications Group Inc. (c)	24	229
Consolidated Communications Holdings Inc.	16	300
Deutsche Telekom AG	153	2,094
France Telecom SA	90	1,945
Koninklijke KPN NV	133	2,050
Millicom International Cellular SA	14	1,316
NII Holdings Inc. - Class B (c)	47	1,933
Swisscom AG	6	2,356
Syniverse Holdings Inc. (c)	39	880
Telefonica SA	80	1,979
Vodafone Group Plc	964	2,378

		19,287
UTILITIES - 13.6%
American Electric Power Co. Inc.	52	1,883
DTE Energy Co.	41	1,888
E.ON AG	54	1,594
Edison International	51	1,770
Enel SpA	388	2,068
Fortum Oyj	83	2,167
Gas Natural SDG SA	104	1,556
National Grid Plc	206	1,747
NextEra Energy Inc.	34	1,839
Nicor Inc.	43	1,949
NiSource Inc.	117	2,027
Northeast Utilities	69	2,055
PG&E Corp.	40	1,822
Pinnacle West Capital Corp.	49	2,022
Public Service Enterprise Group Inc.	110	3,650
Questar Corp.	44	777
RWE AG	23	1,562
SCANA Corp.	48	1,917
Sempra Energy	66	3,543

		37,836

Total Common Stocks (cost $269,704)		277,126

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 934	48

Total Non-U.S. Government Agency Asset-Backed Securities (cost $934)		48

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 0.2%
JNL Money Market Fund, 0.10% (a) (b)	641	641
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	6,356	6,356
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	$ 2,078	$ 2,078

		8,434

Total Short Term Investments (cost $9,075)		9,075

Total Investments - 103.1% (cost $279,713)		286,249
Other Assets and Liabilities, Net - (3.1%)		(8,671)

Total Net Assets - 100.0%		$ 277,578

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 23.8%
Bed Bath & Beyond Inc. (c)	82	$ 3,550
DirecTV - Class A (c)	284	11,838
Dress Barn Inc. (c)	52	1,231
Expedia Inc.	265	7,484
Garmin Ltd. (e)	62	1,886
Guess? Inc.	64	2,604
Home Depot Inc.	144	4,546
J Crew Group Inc. (c)	45	1,515
Jo-Ann Stores Inc. (c)	31	1,377
Liberty Media Corp. - Interactive (c)	179	2,461
MDC Holdings Inc. (e)	68	1,969
Polaris Industries Inc.	48	3,154
Polo Ralph Lauren Corp.	39	3,535
Priceline.com Inc. (c)	31	10,678
Sears Holdings Corp. (c) (e)	36	2,589
Shaw Communications Inc.	102	2,250
Staples Inc.	227	4,759
Starbucks Corp.	711	18,196
Thomson Reuters Corp.	66	2,475
TRW Automotive Holdings Corp. (c)	82	3,401
Tupperware Brands Corp.	45	2,061
Urban Outfitters Inc. (c)	170	5,338
Valassis Communications Inc. (c)	61	2,079
VF Corp.	29	2,326
Vivendi SA	177	4,849

		108,151
CONSUMER STAPLES - 7.3%
Campbell Soup Co.	62	2,227
Clorox Co.	35	2,326
ConAgra Foods Inc.	92	2,024
Costco Wholesale Corp.	137	8,826
Hershey Co.	59	2,829
Kimberly-Clark Corp.	33	2,154
Kraft Foods Inc. - Class A	153	4,715
NBTY Inc. (c)	43	2,356
Nu Skin Enterprises Inc.	44	1,280
Sara Lee Corp.	173	2,323
Sysco Corp.	76	2,170

		33,230
ENERGY - 9.5%
BP Plc	545	3,661
CNOOC Ltd.	2,610	5,059
ConocoPhillips	41	2,367
Enbridge Inc.	46	2,388
ENI SpA (e)	207	4,474
Newfield Exploration Co. (c)	92	5,313
PetroChina Co. Ltd.	3,456	4,022
Royal Dutch Shell Plc	182	5,324
StatoilHydro ASA	211	4,408
Total SA	82	4,225
Valero Energy Corp.	126	2,201

		43,442
FINANCIALS - 8.7%
AFLAC Inc.	239	12,365
Bank of China Ltd.	7,775	4,078
Cash America International Inc.	32	1,122
China Construction Bank Corp.	4,896	4,291
Man Group Plc	831	2,861
Muenchener Rueckversicherungs AG	34	4,702
RSA Insurance Group Plc	2,115	$ 4,342
Zurich Financial Services AG	24	5,709

		39,470
HEALTH CARE - 4.9%
Catalyst Health Solutions Inc. (c)	31	1,102
Express Scripts Inc. (c)	171	8,336
Life Technologies Corp. (c)	55	2,590
Medicis Pharmaceutical Corp.	42	1,249
Mylan Inc. (c) (e)	97	1,820
Pfizer Inc.	228	3,920
Sirona Dental Systems Inc. (c)	39	1,404
Warner Chilcott Plc	78	1,746

		22,167
INDUSTRIALS - 3.3%
BAE Systems Plc	715	3,845
Fastenal Co. (e)	46	2,446
GATX Corp.	73	2,152
Lockheed Martin Corp.	28	2,011
Waste Management Inc.	62	2,224
Watsco Inc.	43	2,394

		15,072
INFORMATION TECHNOLOGY - 19.8%
Adobe Systems Inc. (c)	165	4,303
Apple Inc. (c)	52	14,887
Blue Coat Systems Inc. (c)	39	944
CA Inc.	161	3,403
Check Point Software Technologies Ltd. (c)	65	2,387
Citrix Systems Inc. (c)	57	3,872
Cognizant Technology Solutions Corp. (c)	206	13,288
Diebold Inc.	74	2,301
eBay Inc. (c)	404	9,854
F5 Networks Inc. (c)	55	5,755
FLIR Systems Inc. (c)	48	1,235
Marvell Technology Group Ltd. (c)	435	7,624
Maxim Integrated Products Inc.	97	1,789
Micron Technology Inc. (c)	597	4,308
Microsoft Corp.	363	8,880
Unisys Corp. (c)	30	836
Western Digital Corp. (c)	158	4,498

		90,164
MATERIALS - 3.4%
Huntsman Corp.	186	2,152
Lubrizol Corp.	48	5,046
MeadWestvaco Corp.	75	1,832
NewMarket Corp.	11	1,225
PPG Industries Inc.	36	2,619
Sonoco Products Co.	72	2,407

		15,281
TELECOMMUNICATION SERVICES - 12.6%
AT&T Inc.	147	4,211
BT Group Plc	1,905	4,189
Deutsche Telekom AG	359	4,923
France Telecom SA	211	4,561
Koninklijke KPN NV	311	4,806
Millicom International Cellular SA	34	3,234
NII Holdings Inc. - Class B (c)	116	4,754
Rogers Communications Inc.	68	2,543
Swisscom AG	14	5,587
Telefonica SA	188	4,666
Verizon Communications Inc.	125	4,059
Vodafone Group Plc	4,066	10,033

		57,566
UTILITIES - 6.5%
E.ON AG	127	$ 3,771
Enel SpA	912	4,860
Fortum Oyj	196	5,132
Gas Natural SDG SA	247	3,679
Hongkong Electric Holdings Ltd.	755	4,588
National Grid Plc	481	4,084
RWE AG	54	3,665

		29,779

Total Common Stocks (cost $452,987)		454,322

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 591	30

Total Non-U.S. Government Agency Asset-Backed Securities (cost $591)		30

SHORT TERM INVESTMENTS - 2.0%
Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (b)	476	476
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	7,279	7,279
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	1,278	1,278

		8,557

Total Short Term Investments (cost $9,033)		9,033

Total Investments - 101.8% (cost $462,611)		463,385
Other Assets and Liabilities, Net - (1.8%)		(8,222)

Total Net Assets - 100.0%		$ 455,163

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 9.4%
Group 1 Automotive Inc. (c) (e)	109	$ 3,249
Mohawk Industries Inc. (c)	130	6,916
Regis Corp.	399	7,636
Spartan Motors Inc.	548	2,543
Stage Stores Inc.	249	3,242
Standard-Pacific Corp. (c)	828	3,285

		26,871
CONSUMER STAPLES - 4.7%
Nash Finch Co.	83	3,548
Smithfield Foods Inc. (c)	409	6,888
Spartan Stores Inc.	216	3,128

		13,564
ENERGY - 16.0%
Basic Energy Services Inc. (c)	346	2,952
Overseas Shipholding Group Inc.	142	4,860
Patterson-UTI Energy Inc.	405	6,917
Petroleum Development Corp. (c)	171	4,716
Pioneer Drilling Co. (c)	392	2,503
Plains Exploration & Production Co. (c)	225	5,997
Southern Union Co.	274	6,589
Tidewater Inc.	130	5,812
Unit Corp. (c)	146	5,458

		45,804
FINANCIALS - 30.8%
AmeriCredit Corp. (c)	326	7,983
Amerisafe Inc. (c)	172	3,221
Apollo Investment Corp.	652	6,671
Astoria Financial Corp.	497	6,773
Cedar Shopping Centers Inc.	454	2,759
Colonial Properties Trust	265	4,296
Delphi Financial Group Inc.	138	3,456
Duke Realty Corp.	507	5,881
First Midwest Bancorp Inc.	284	3,277
HCC Insurance Holdings Inc.	222	5,801
Hospitality Properties Trust	262	5,857
Kite Realty Group Trust	760	3,375
Lexington Realty Trust (e)	509	3,643
National Penn Bancshares Inc.	534	3,340
Parkway Properties Inc. (e)	149	2,204
Pennsylvania Real Estate Investment Trust (e)	368	4,363
Reinsurance Group of America Inc.	130	6,302
Selective Insurance Group	187	3,053
Whitney Holding Corp.	339	2,766
Wintrust Financial Corp. (e)	100	3,244

		88,265
HEALTH CARE - 3.8%
Kindred Healthcare Inc. (c)	335	4,361
LifePoint Hospitals Inc. (c)	191	6,705

		11,066
INDUSTRIALS - 12.8%
Alexander & Baldwin Inc.	180	6,287
Ceradyne Inc. (c)	161	3,758
Encore Wire Corp.	146	3,001
GATX Corp.	215	6,299
Gibraltar Industries Inc. (c)	197	1,773
Mueller Industries Inc.	124	3,287
School Specialty Inc. (c)	132	1,720
SkyWest Inc. (e)	183	$ 2,556
Trinity Industries Inc. (e)	356	7,936

		36,617
INFORMATION TECHNOLOGY - 8.7%
Arrow Electronics Inc. (c)	210	5,615
Ingram Micro Inc. - Class A (c)	356	6,009
Tech Data Corp. (c)	133	5,373
Vishay Intertechnology Inc. (c) (e)	745	7,208
Vishay Precision Group Inc. (c)	54	847

		25,052
MATERIALS - 2.1%
Reliance Steel & Aluminum Co.	144	5,976
TELECOMMUNICATION SERVICES - 2.1%
Telephone & Data Systems Inc.	183	6,013
UTILITIES - 9.1%
Atmos Energy Corp.	211	6,186
El Paso Electric Co. (c)	153	3,627
Great Plains Energy Inc.	321	6,061
NV Energy Inc.	499	6,561
Southwest Gas Corp.	108	3,642

		26,077

Total Common Stocks (cost $284,546)		285,305

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 285	15

Total Non-U.S. Government Agency Asset-Backed Securities (cost $285)		15

SHORT TERM INVESTMENTS - 3.8%
Investment Company - 0.3%
JNL Money Market Fund, 0.10% (a) (b)	944	944
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	9,377	9,377
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	692	692

		10,069

Total Short Term Investments (cost $11,013)		11,013

Total Investments - 103.3% (cost $295,844)		296,333
Other Assets and Liabilities, Net - (3.3%)		(9,588)

Total Net Assets - 100.0%		$ 286,745

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 4.4%
Sony Corp. - ADR	142	$ 4,398
ENERGY - 15.6%
EnCana Corp.	126	3,803
ENI SpA - ADR	80	3,474
Repsol YPF SA - ADR (e)	155	3,992
Royal Dutch Shell Plc - ADR	69	4,149

		15,418
FINANCIALS - 51.8%
AXA SA - ADR (e)	172	2,988
Bank of Montreal	78	4,487
Barclays Plc - ADR (e)	234	4,417
Credit Suisse Group AG - ADR	83	3,528
Deutsche Bank AG (e)	58	3,159
HSBC Holdings Plc - ADR	71	3,611
ING Groep NV - ADR (c) (e)	422	4,338
Lloyds Banking Group Plc - ADR	1,159	5,344
Manulife Financial Corp.	222	2,801
Mitsubishi UFJ Financial Group Inc. - ADR (e)	841	3,892
Mizuho Financial Group Inc. - ADR (e)	1,145	3,285
Toronto-Dominion Bank	66	4,752
UBS AG (c)	266	4,529

		51,131
MATERIALS - 3.0%
ArcelorMittal - NYS (e)	89	2,932
TELECOMMUNICATION SERVICES - 21.8%
China Unicom Ltd. - ADR (e)	315	4,580
Deutsche Telekom AG - ADR (e)	277	3,778
Nippon Telegraph & Telephone Corp. - ADR	209	4,580
NTT DoCoMo Inc. - ADR (e)	295	4,933
Telecom Italia SpA - ADR (e)	264	3,678

		21,549
UTILITIES - 3.3%
Veolia Environnement - ADR (e)	124	3,265

Total Common Stocks (cost $99,660)		98,693

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 398	21

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)		21

SHORT TERM INVESTMENTS - 12.3%
Investment Company - 0.4%
JNL Money Market Fund, 0.10% (a) (b)	363	363
Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	10,586	10,586
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	1,158	1,158

		11,744

Total Short Term Investments (cost $12,107)		12,107

Total Investments - 112.2% (cost $112,165)		110,821
Other Assets and Liabilities, Net - (12.2%)		(12,025)

Total Net Assets - 100.0%		$ 98,796

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 3.6%
Virgin Media Inc.	86	$ 1,978
DIVERSIFIED - 2.4%
Leucadia National Corp. (c)	56	1,326
TELECOMMUNICATION SERVICES - 92.5%
AboveNet Inc. (c)	7	344
American Tower Corp. (c)	52	2,647
AT&T Inc.	466	13,336
CenturyTel Inc. (e)	68	2,670
Cincinnati Bell Inc. (c)	63	169
Crown Castle International Corp. (c)	62	2,722
Frontier Communications Corp.	288	2,354
Leap Wireless International Inc. (c)	19	233
Level 3 Communications Inc. (c)	416	390
MetroPCS Communications Inc. (c)	73	760
NII Holdings Inc. - Class B (c)	48	1,969
Qwest Communications International Inc.	409	2,567
SBA Communications Corp. (c)	33	1,342
Sprint Nextel Corp. (c)	585	2,708
Telephone & Data Systems Inc.	15	490
Telephone & Data Systems Inc. - Special Shares	13	376
tw telecom inc. (c)	44	817
US Cellular Corp. (c)	5	218
Verizon Communications Inc.	412	13,429
Windstream Corp.	140	1,720

		51,261

Total Common Stocks (cost $49,415)		54,565

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 124	6

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		6

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 2.7%
JNL Money Market Fund, 0.10% (a) (b)	1,497	1,497
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	1,715	1,715
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	347	347

		2,062

Total Short Term Investments (cost $3,559)		3,559

Total Investments - 104.9% (cost $53,098)		58,130
Other Assets and Liabilities, Net - (4.9%)		(2,733)

Total Net Assets - 100.0%		$ 55,397

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 70.3%
99 Cents Only Stores (c)	2	$ 33
Aaron's Inc.	3	53
Abercrombie & Fitch Co. - Class A	4	139
Advance Auto Parts Inc.	3	205
Aeropostale Inc. (c)	4	85
Amazon.com Inc. (c)	14	2,160
American Eagle Outfitters Inc.	8	120
AnnTaylor Stores Corp. (c)	2	49
Apollo Group Inc. - Class A (c)	5	269
Arbitron Inc.	1	27
AutoNation Inc. (c) (e)	3	64
AutoZone Inc. (c)	1	261
Bally Technologies Inc. (c)	2	74
Barnes & Noble Inc. (e)	2	28
Bed Bath & Beyond Inc. (c)	10	451
Best Buy Co. Inc.	13	550
Big Lots Inc. (c)	3	107
Bob Evans Farms Inc.	1	36
Boyd Gaming Corp. (c) (e)	2	16
Brinker International Inc.	4	78
Buckle Inc. (e)	1	27
Burger King Holdings Inc.	4	88
Cablevision Systems Corp. - Class A	10	258
Career Education Corp. (c)	3	56
Carmax Inc. (c)	9	247
Carnival Corp.	16	625
Cato Corp. - Class A	1	29
CBS Corp. - Class B	25	393
CEC Entertainment Inc. (c)	1	31
Cheesecake Factory Inc. (c)	2	58
Chico's FAS Inc.	7	75
Childrens Place Retail Stores Inc. (c) (e)	1	52
Chipotle Mexican Grill Inc. - Class A (c)	1	211
Choice Hotels International Inc.	1	48
Collective Brands Inc. (c)	2	40
Comcast Corp. - Class A	82	1,474
Comcast Corp. - Special Class A	29	492
Corinthian Colleges Inc. (c) (e)	4	26
Cracker Barrel Old Country Store Inc.	1	50
CTC Media Inc.	2	44
Darden Restaurants Inc.	6	237
DeVry Inc.	2	120
Dick's Sporting Goods Inc. (c)	4	100
Dillard's Inc. - Class A (e)	2	42
DirecTV - Class A (c)	34	1,429
Discovery Communications Inc. - Class A (c)	5	232
Discovery Communications Inc. - Class C (c)	6	212
DISH Network Corp.	8	157
Dollar Tree Inc. (c)	5	247
DreamWorks Animation SKG Inc. (c)	2	78
Dress Barn Inc. (c)	3	66
Expedia Inc.	8	230
Family Dollar Stores Inc.	5	221
Foot Locker Inc.	6	88
GameStop Corp. - Class A (c) (e)	6	119
Gannett Co. Inc. (e)	9	114
Gap Inc.	15	275
Gaylord Entertainment Co. (c) (e)	1	42
Genesco Inc. (c)	1	27
Group 1 Automotive Inc. (c)	1	26
Guess? Inc.	3	103
Gymboree Corp. (c)	1	48
H&R Block Inc.	12	$ 162
Hillenbrand Inc.	2	51
Home Depot Inc.	67	2,130
HSN Inc. (c)	2	47
Hyatt Hotels Corp. - Class A (c)	1	54
International Game Technology	12	171
International Speedway Corp. - Class A	1	27
Interpublic Group of Cos. Inc. (c)	19	194
Interval Leisure Group Inc. (c)	1	20
ITT Educational Services Inc. (c) (e)	1	96
J Crew Group Inc. (c)	2	79
J.C. Penney Co. Inc.	8	222
Jack in the Box Inc. (c)	2	47
John Wiley & Sons Inc.	2	82
Kohl's Corp. (c)	11	600
Lamar Advertising Co. (c)	2	73
Las Vegas Sands Corp. (c) (e)	17	598
Liberty Global Inc. - Class A (c)	5	139
Liberty Global Inc. (c)	4	136
Liberty Media - Starz (c)	2	123
Liberty Media Corp. - Capital (c)	3	169
Liberty Media Corp. - Interactive (c)	22	303
Life Time Fitness Inc. (c) (e)	2	68
Limited Brands Inc.	11	289
Live Nation Inc. (c)	6	60
Lowe's Cos. Inc.	57	1,274
Macy's Inc.	17	385
Madison Square Garden Inc. - Class A (c)	3	53
Marriott International Inc. - Class A	12	448
Matthews International Corp. - Class A	1	40
McDonald's Corp.	42	3,139
McGraw-Hill Cos. Inc.	12	406
Men's Wearhouse Inc.	2	49
Meredith Corp.	1	46
MGM Mirage (c) (e)	10	110
Morningstar Inc. (c)	1	38
NetFlix Inc. (c) (e)	2	289
New York Times Co. - Class A (c)	4	29
News Corp. - Class B	17	260
News Corp. - Class A	72	939
Nordstrom Inc.	7	248
O'Reilly Automotive Inc. (c)	5	285
Office Depot Inc. (c)	10	48
OfficeMax Inc. (c)	3	45
Omnicom Group Inc.	12	472
Orient-Express Hotels Ltd. (c)	3	39
Panera Bread Co. - Class A (c)	1	101
Papa John's International Inc. (c)	1	24
Penn National Gaming Inc. (c)	3	75
PetSmart Inc.	5	163
PF Chang's China Bistro Inc. (e)	1	39
Pinnacle Entertainment Inc. (c)	2	26
Priceline.com Inc. (c)	2	668
RadioShack Corp.	5	106
Regal Entertainment Group - Class A	3	40
Regis Corp.	2	45
Rent-A-Center Inc.	3	57
Ross Stores Inc.	5	266
Royal Caribbean Cruises Ltd. (c) (e)	5	167
Saks Inc. (c) (e)	4	38
Sally Beauty Holdings Inc. (c) (e)	4	43
Scholastic Corp. (e)	1	29
Scientific Games Corp. - Class A (c) (e)	3	25
Scripps Networks Interactive Inc.	4	168
Sears Holdings Corp. (c) (e)	2	133
Service Corp. International	10	85
Signet Jewelers Ltd. (c)	3	106
Sonic Corp. (c)	2	18
Sotheby's - Class A (e)	3	$ 99
Staples Inc.	29	605
Starbucks Corp.	29	754
Starwood Hotels & Resorts Worldwide Inc.	7	365
Strayer Education Inc. (e)	1	98
Target Corp.	27	1,419
Tiffany & Co.	5	236
Time Warner Cable Inc.	14	754
Time Warner Inc.	45	1,365
TJX Cos. Inc.	16	723
Tractor Supply Co.	3	114
Urban Outfitters Inc. (c)	5	166
Vail Resorts Inc. (c) (e)	1	56
Valassis Communications Inc. (c)	2	65
Viacom Inc. - Class B	22	796
Walt Disney Co. (e)	70	2,329
Washington Post Co. (e)	—	89
Weight Watchers International Inc.	1	42
Wendy's/Arby's Group Inc.	13	61
Williams-Sonoma Inc.	4	117
WMS Industries Inc. (c)	2	85
Wyndham Worldwide Corp.	7	195
Wynn Resorts Ltd.	3	301
Yum! Brands Inc.	19	853

		42,033
CONSUMER STAPLES - 17.8%
BJ's Wholesale Club Inc. (c)	2	85
Casey's General Stores Inc.	1	60
Costco Wholesale Corp.	17	1,122
CVS Caremark Corp.	54	1,696
Kroger Co.	24	516
Rite Aid Corp. (c)	22	21
Ruddick Corp. (e)	2	60
Safeway Inc.	15	321
SUPERVALU Inc.	8	97
Sysco Corp.	23	666
United Natural Foods Inc. (c)	2	53
Wal-Mart Stores Inc.	83	4,458
Walgreen Co.	39	1,298
Whole Foods Market Inc. (c)	5	199

		10,652
HEALTH CARE - 2.8%
AmerisourceBergen Corp.	11	339
Cardinal Health Inc.	14	473
Chemed Corp.	1	54
McKesson Corp.	10	637
Omnicare Inc.	5	108
VCA Antech Inc. (c)	4	74

		1,685
INDUSTRIALS - 3.2%
Alaska Air Group Inc. (c)	1	75
AMR Corp. (c)	13	83
Avis Budget Group Inc. (c)	4	46
Continental Airlines Inc. - Class B (c)	6	137
Copart Inc. (c)	3	96
Delta Air Lines Inc. (c)	31	363
Dun & Bradstreet Corp.	2	145
Hertz Global Holdings Inc. (c)	7	78
IHS Inc. (c) (e)	2	126
JetBlue Airways Corp. (c) (e)	9	62
Rollins Inc.	2	47
SkyWest Inc. (e)	2	29
Southwest Airlines Co.	29	385
UAL Corp. (e)	7	158
US Airways Group Inc. (c) (e)	6	$ 60

		1,890
INFORMATION TECHNOLOGY - 2.6%
Acxiom Corp. (c)	3	53
Dolby Laboratories Inc. - Class A (c)	2	121
eBay Inc. (c)	44	1,084
Factset Research Systems Inc.	2	136
GSI Commerce Inc. (c)	2	60
ValueClick Inc. (c)	3	41
WebMD Health Corp. - Class A (c)	2	95

		1,590

Total Common Stocks (cost $50,828)		57,850

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 30	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30)		1

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 1.5%
JNL Money Market Fund, 0.10% (a) (b)	899	899
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	2,848	2,848
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	107	107

		2,955

Total Short Term Investments (cost $3,854)		3,854

Total Investments - 103.1% (cost $54,712)		61,705
Other Assets and Liabilities, Net - (3.1%)		(1,880)

Total Net Assets - 100.0%		$ 59,825

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.3%
FINANCIALS - 95.1%
ACE Ltd.	29	$ 1,689
Affiliated Managers Group Inc. (c)	4	299
AFLAC Inc.	40	2,080
Alexandria Real Estate Equities Inc.	4	266
Alleghany Corp. (c)	1	192
Allied World Assurance Co. Holdings Ltd.	3	194
Allstate Corp.	44	1,383
AMB Property Corp.	15	389
American Campus Communities Inc.	5	165
American Express Co.	93	3,907
American Financial Group Inc.	7	212
American International Group Inc. (c) (e)	10	395
American National Insurance Co.	1	91
AmeriCredit Corp. (c)	5	133
Ameriprise Financial Inc.	22	1,038
Annaly Capital Management Inc.	53	937
AON Corp.	20	796
Apartment Investment & Management Co.	10	212
Arch Capital Group Ltd. (c)	5	386
Argo Group International Holdings Ltd.	3	88
Arthur J Gallagher & Co.	9	229
Aspen Insurance Holdings Ltd.	6	183
Associated Banc-Corp (e)	15	197
Assurant Inc.	10	390
Assured Guaranty Ltd.	15	251
Astoria Financial Corp.	8	103
AvalonBay Communities Inc.	7	740
Axis Capital Holdings Ltd.	11	363
BancorpSouth Inc. (e)	6	91
Bank of America Corp.	578	7,577
Bank of Hawaii Corp.	4	184
Bank of New York Mellon Corp. (a)	106	2,759
BB&T Corp.	60	1,435
Berkshire Hathaway Inc. - Class B (c)	73	6,030
BioMed Realty Trust Inc.	10	170
BlackRock Inc.	4	608
BOK Financial Corp.	2	100
Boston Properties Inc.	12	990
Brandywine Realty Trust	11	138
BRE Properties Inc. - Class A (e)	6	231
Brookfield Properties Corp.	22	344
Brown & Brown Inc.	10	195
Camden Property Trust	6	267
Capital One Financial Corp.	40	1,571
CapitalSource Inc.	25	133
Capitol Federal Financial (e)	2	44
Cathay General Bancorp	7	78
CB Richard Ellis Group Inc. - Class A (c)	25	462
CBL & Associates Properties Inc.	11	150
Charles Schwab Corp.	84	1,168
Chimera Investment Corp.	72	283
Chubb Corp.	27	1,537
Cincinnati Financial Corp.	13	375
CIT Group Inc. (c)	15	625
Citigroup Inc. (c)	1,987	7,747
City National Corp.	4	219
CME Group Inc.	6	1,497
CNO Financial Group Inc. (c)	20	112
Colonial Properties Trust	5	81
Comerica Inc.	15	560
Commerce Bancshares Inc.	6	232
CommonWealth REIT (e)	6	142
Corporate Office Properties Trust	5	$ 185
Cullen/Frost Bankers Inc.	5	266
DCT Industrial Trust Inc.	17	79
Delphi Financial Group Inc.	4	95
Developers Diversified Realty Corp.	16	179
DiamondRock Hospitality Co. (c)	12	114
Digital Realty Trust Inc. (e)	7	446
Discover Financial Services	47	777
Douglas Emmett Inc.	10	178
Duke Realty Corp.	21	248
DuPont Fabros Technology Inc.	5	118
E*Trade Financial Corp. (c)	17	250
East West Bancorp Inc.	13	209
EastGroup Properties Inc.	2	85
Eaton Vance Corp. (e)	10	293
Endurance Specialty Holdings Ltd.	4	166
Entertainment Properties Trust	4	171
Equity Lifestyle Properties Inc.	3	137
Equity Residential	25	1,169
Erie Indemnity Co. - Class A	2	137
Essex Property Trust Inc. (e)	3	286
Everest Re Group Ltd.	5	448
Federal Realty Investment Trust	5	424
Federated Investors Inc. - Class B (e)	9	199
Fidelity National Financial Inc. - Class A	20	315
Fifth Third Bancorp	68	821
First American Financial Corp.	10	150
First Financial Bankshares Inc. (e)	2	81
First Horizon National Corp. (c)	20	228
First Midwest Bancorp Inc. (e)	6	64
First Niagara Financial Group Inc.	17	203
FirstMerit Corp.	9	165
FNB Corp. (e)	9	75
Forest City Enterprises Inc. - Class A (c) (e)	10	124
Forestar Group Inc. (c) (e)	3	49
Franklin Resources Inc.	13	1,434
Franklin Street Properties Corp.	6	78
Fulton Financial Corp.	16	149
Genworth Financial Inc. - Class A (c)	42	509
Glacier Bancorp Inc.	6	81
GLG Partners Inc. (c) (e)	14	61
Goldman Sachs Group Inc.	37	5,405
Greenhill & Co. Inc. (e)	3	199
Hancock Holding Co.	3	79
Hanover Insurance Group Inc.	4	175
Hartford Financial Services Group Inc.	38	874
Hatteras Financial Corp. (e)	3	85
HCC Insurance Holdings Inc.	10	252
HCP Inc.	25	916
Health Care REIT Inc.	11	497
Healthcare Realty Trust Inc.	5	122
Highwoods Properties Inc.	6	195
Home Properties Inc.	3	161
Horace Mann Educators Corp.	3	53
Hospitality Properties Trust	11	237
Host Hotels & Resorts Inc.	56	818
Hudson City Bancorp Inc.	42	515
Huntington Bancshares Inc.	61	347
IberiaBank Corp.	2	106
IntercontinentalExchange Inc. (c)	6	660
International Bancshares Corp. (e)	4	72
Invesco Ltd.	41	868
Investment Technology Group Inc. (c)	3	49
Janus Capital Group Inc.	15	166
Jefferies Group Inc. (e)	9	214
Jones Lang LaSalle Inc.	3	298
JPMorgan Chase & Co.	214	8,162
KBW Inc. (e)	3	70
KeyCorp (e)	75	$ 598
Kilroy Realty Corp. (e)	4	149
Kimco Realty Corp.	34	540
Knight Capital Group Inc. (c)	7	91
LaSalle Hotel Properties	6	132
Legg Mason Inc.	14	416
Lexington Realty Trust (e)	9	61
Liberty Property Trust	10	308
Lincoln National Corp.	26	618
Loews Corp.	29	1,108
M&T Bank Corp. (e)	7	598
Macerich Co.	11	487
Mack-Cali Realty Corp.	7	219
Markel Corp. (c)	1	294
Marsh & McLennan Cos. Inc.	47	1,133
Marshall & Ilsley Corp.	46	323
MB Financial Inc.	4	70
MBIA Inc. (c)	13	135
Mercury General Corp.	2	85
MetLife Inc.	51	1,948
MF Global Holdings Ltd. (c)	10	69
MFA Financial Inc.	23	179
MGIC Investment Corp. (c) (e)	17	157
Mid-America Apartment Communities Inc.	3	148
Montpelier Re Holdings Ltd.	7	115
Moody's Corp.	18	438
Morgan Stanley	111	2,750
MSCI Inc. (c)	10	329
NASDAQ OMX Group Inc. (c)	14	280
National Penn Bancshares Inc.	10	64
National Retail Properties Inc.	7	175
Nationwide Health Properties Inc.	10	399
New York Community Bancorp Inc.	38	611
NewAlliance Bancshares Inc.	9	108
Northern Trust Corp.	21	1,001
NYSE Euronext	22	633
Old National Bancorp	7	73
Old Republic International Corp.	21	288
Omega Healthcare Investors Inc.	8	178
optionsXpress Holdings Inc. (c)	4	59
PacWest Bancorp	2	44
Park National Corp. (e)	1	57
PartnerRe Ltd.	7	540
People's United Financial Inc.	32	417
Piper Jaffray Cos. (c)	2	45
Platinum Underwriters Holdings Ltd.	4	169
Plum Creek Timber Co. Inc.	14	490
PNC Financial Services Group Inc.	46	2,387
Popular Inc. (c)	91	265
Post Properties Inc.	4	111
Potlatch Corp.	3	116
Principal Financial Group Inc.	26	666
PrivateBancorp Inc.	6	71
ProAssurance Corp. (c)	3	156
Progressive Corp.	55	1,139
ProLogis	40	475
Prosperity Bancshares Inc.	4	123
Protective Life Corp.	8	165
Provident Financial Services Inc.	4	50
Prudential Financial Inc.	40	2,157
Public Storage	12	1,178
Radian Group Inc.	11	83
Raymond James Financial Inc.	9	216
Rayonier Inc.	7	348
Realty Income Corp. (e)	9	305
Redwood Trust Inc.	5	78
Regency Centers Corp.	7	281
Regions Financial Corp.	103	746
Reinsurance Group of America Inc.	6	$ 305
RenaissanceRe Holdings Ltd.	5	296
RLI Corp.	1	78
SEI Investments Co.	14	276
Selective Insurance Group	4	64
Senior Housing Properties Trust (e)	11	253
Simon Property Group Inc.	25	2,343
SL Green Realty Corp.	7	430
SLM Corp. (c)	42	487
St. Joe Co. (c) (e)	8	196
StanCorp Financial Group Inc.	4	156
State Street Corp.	43	1,621
Sterling Bancshares Inc.	7	35
Stifel Financial Corp. (c)	3	126
Sunstone Hotel Investors Inc. (c)	8	70
SunTrust Banks Inc.	43	1,108
Susquehanna Bancshares Inc.	10	82
SVB Financial Group (c)	3	144
Synovus Financial Corp. (e)	60	148
T. Rowe Price Group Inc.	22	1,115
Tanger Factory Outlet Centers Inc.	3	158
Taubman Centers Inc.	5	205
TCF Financial Corp. (e)	11	179
TD Ameritrade Holding Corp. (c)	21	333
TFS Financial Corp.	7	67
Torchmark Corp.	7	384
Tower Group Inc.	3	69
Transatlantic Holdings Inc.	5	278
Travelers Cos. Inc.	40	2,102
TrustCo Bank Corp.	5	30
Trustmark Corp. (e)	5	99
U.S. Bancorp	167	3,609
UDR Inc.	14	298
UMB Financial Corp.	3	95
Umpqua Holdings Corp.	9	105
United Bankshares Inc. (e)	3	86
Unitrin Inc.	4	95
Unum Group	28	627
Validus Holdings Ltd.	7	198
Valley National Bancorp	14	175
Ventas Inc.	13	692
Vornado Realty Trust	16	1,340
Waddell & Reed Financial Inc. - Class A	7	203
Washington Federal Inc.	9	142
Washington Real Estate Investment Trust	5	156
Webster Financial Corp.	5	92
Weingarten Realty Investors (e)	10	223
Wells Fargo & Co.	304	7,628
Westamerica Bancorporation (e)	2	130
White Mountains Insurance Group Ltd.	1	203
Whitney Holding Corp.	8	62
Willis Group Holdings Plc	14	446
Wilmington Trust Corp.	7	63
Wintrust Financial Corp.	2	75
WR Berkley Corp.	12	315
XL Group Plc	29	633
Zions Bancorporation (e)	14	291

		149,748
INDUSTRIALS - 0.2%
Equifax Inc.	11	337
INFORMATION TECHNOLOGY - 4.0%
MasterCard Inc.	9	2,029
Visa Inc. - Class A	43	3,210
Western Union Co.	58	$ 1,025

		6,264

Total Common Stocks (cost $142,303)		156,349

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 261	13

Total Non-U.S. Government Agency Asset-Backed Securities (cost $261)		13

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 0.2%
JNL Money Market Fund, 0.10% (a) (b)	387	387
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	4,578	4,578
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	799	799

		5,377

Total Short Term Investments (cost $5,764)		5,764

Total Investments - 102.9% (cost $148,328)		162,126
Other Assets and Liabilities, Net - (2.9%)		(4,635)

Total Net Assets - 100.0%		$ 157,491

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.1%
HEALTH CARE - 99.1%
Abbott Laboratories	184	$ 9,626
Acorda Therapeutics Inc. (c)	5	150
Aetna Inc.	50	1,576
Alcon Inc. - ADR	9	1,531
Alere Inc. (c)	10	318
Alexion Pharmaceuticals Inc. (c)	11	681
Alkermes Inc. (c)	11	157
Allergan Inc.	37	2,429
Amedisys Inc. (c) (e)	3	80
American Medical Systems Holdings Inc. (c) (e)	9	175
AMERIGROUP Corp. (c)	6	254
Amgen Inc. (c)	115	6,325
Amylin Pharmaceuticals Inc. (c) (e)	16	331
Auxilium Pharmaceuticals Inc. (c) (e)	5	133
Baxter International Inc.	70	3,327
Beckman Coulter Inc.	8	411
Becton Dickinson & Co.	26	1,953
Bio-Rad Laboratories Inc. - Class A (c)	2	214
Biogen Idec Inc. (c)	27	1,530
BioMarin Pharmaceutical Inc. (c) (e)	12	264
Boston Scientific Corp. (c)	181	1,110
Bristol-Myers Squibb Co.	206	5,581
Brookdale Senior Living Inc. (c)	9	145
CareFusion Corp. (c)	21	528
Catalyst Health Solutions Inc. (c)	5	160
Celera Corp. (c)	10	65
Celgene Corp. (c)	55	3,168
Centene Corp. (c)	6	150
Cephalon Inc. (c)	9	551
Cepheid Inc. (c)	7	124
Charles River Laboratories International Inc. (c)	8	272
CIGNA Corp.	33	1,167
Community Health Systems Inc. (c)	12	356
Cooper Cos. Inc.	6	255
Covance Inc. (c)	8	367
Coventry Health Care Inc. (c)	18	388
Covidien Plc	61	2,432
CR Bard Inc.	11	927
Cubist Pharmaceuticals Inc. (c)	7	157
DaVita Inc. (c)	12	851
Dendreon Corp. (c)	17	702
Dentsply International Inc.	18	560
Edwards Lifesciences Corp. (c)	13	891
Eli Lilly & Co.	117	4,282
Emergency Medical Services Corp. (c)	3	183
Endo Pharmaceuticals Holdings Inc. (c)	12	407
Express Scripts Inc. (c)	60	2,940
Forest Laboratories Inc. (c)	35	1,068
Gen-Probe Inc. (c)	6	281
Genzyme Corp. (c)	30	2,155
Gilead Sciences Inc. (c)	100	3,562
Haemonetics Corp. (c)	3	167
Health Management Associates Inc. (c)	31	237
Health Net Inc. (c)	12	324
HealthSouth Corp. (c) (e)	11	213
Healthways Inc. (c)	3	40
Henry Schein Inc. (c)	11	632
Hill-Rom Holdings Inc.	8	274
HMS Holdings Corp. (c)	3	193
Hologic Inc. (c)	31	490
Hospira Inc. (c)	20	1,118
Human Genome Sciences Inc. (c)	22	659
Humana Inc. (c)	20	$ 1,026
Idexx Laboratories Inc. (c) (e)	7	416
Illumina Inc. (c) (e)	15	725
Immucor Inc. (c)	8	157
Incyte Corp. (c) (e)	14	223
Intuitive Surgical Inc. (c)	5	1,325
Invacare Corp. (e)	3	88
Isis Pharmaceuticals Inc. (c) (e)	10	85
Johnson & Johnson	331	20,514
Kinetic Concepts Inc. (c)	8	279
King Pharmaceuticals Inc. (c)	30	302
Laboratory Corp. of America Holdings (c)	12	973
Life Technologies Corp. (c)	22	1,024
LifePoint Hospitals Inc. (c)	7	240
Lincare Holdings Inc.	12	297
Magellan Health Services Inc. (c)	4	193
Masimo Corp.	6	167
Medco Health Solutions Inc. (c)	55	2,842
Medicis Pharmaceutical Corp.	7	210
Mednax Inc. (c)	6	305
Medtronic Inc.	130	4,360
Merck & Co. Inc.	368	13,546
Mylan Inc. (c) (e)	37	692
Myriad Genetics Inc. (c)	12	195
Nektar Therapeutics (c)	11	156
NuVasive Inc. (c) (e)	5	167
Onyx Pharmaceuticals Inc. (c)	8	206
Owens & Minor Inc.	7	203
Par Pharmaceutical Cos. Inc. (c)	4	123
Parexel International Corp. (c)	7	151
Patterson Cos. Inc.	12	341
PDL BioPharma Inc.	15	79
Perrigo Co.	10	626
Pfizer Inc.	964	16,558
Pharmaceutical Product Development Inc.	13	331
PSS World Medical Inc. (c) (e)	7	151
Psychiatric Solutions Inc. (c)	7	218
Quest Diagnostics Inc.	18	902
Regeneron Pharmaceuticals Inc. (c)	7	204
ResMed Inc. (c)	18	587
Salix Pharmaceuticals Ltd. (c)	6	247
Savient Pharmaceuticals Inc. (c) (e)	8	189
Sirona Dental Systems Inc. (c)	5	178
St. Jude Medical Inc. (c)	39	1,541
STERIS Corp.	7	224
Stryker Corp.	37	1,831
Talecris Biotherapeutics Holdings Corp. (c)	7	159
Techne Corp.	4	269
Teleflex Inc.	5	259
Tenet Healthcare Corp. (c)	59	277
Theravance Inc. (c) (e)	7	151
Thermo Fisher Scientific Inc. (c)	49	2,347
Thoratec Corp. (c)	7	261
United Therapeutics Corp. (c)	6	328
UnitedHealth Group Inc.	135	4,731
Universal Health Services Inc.	11	424
Varian Medical Systems Inc. (c)	15	888
Vertex Pharmaceuticals Inc. (c) (e)	24	844
Warner Chilcott Plc	14	304
Waters Corp. (c)	11	784
Watson Pharmaceuticals Inc. (c)	13	562
WellCare Health Plans Inc. (c)	5	146
WellPoint Inc. (c)	48	2,705
West Pharmaceutical Services Inc.	4	135
Zimmer Holdings Inc. (c)	24	$ 1,260

		163,828

Total Common Stocks (cost $167,094)		163,828

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c)	$ 2	—

Total Rights (cost $2)		—

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	78	4

Total Non-U.S. Government Agency Asset-Backed Securities (cost $78)		4

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 0.5%
JNL Money Market Fund, 0.10% (a) (b)	825	825
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	3,402	3,402
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	173	173

		3,575

Total Short Term Investments (cost $4,400)		4,400

Total Investments - 101.8% (cost $171,574)		168,232
Other Assets and Liabilities, Net - (1.8%)		(2,970)

Total Net Assets - 100.0%		$ 165,262

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.9%
ENERGY - 98.5%
Anadarko Petroleum Corp.	209	$ 11,949
Apache Corp.	154	15,050
Atlas Energy Inc. (c)	35	994
Atwood Oceanics Inc. (c)	24	745
Baker Hughes Inc.	180	7,667
Berry Petroleum Co. - Class A (e)	20	637
Bill Barrett Corp. (c)	18	652
Brigham Exploration Co. (c)	51	959
Bristow Group Inc. (c)	15	538
Cabot Oil & Gas Corp. - Class A	45	1,366
Cameron International Corp. (c)	103	4,411
CARBO Ceramics Inc.	6	458
Carrizo Oil & Gas Inc. (c) (e)	12	279
Chesapeake Energy Corp.	274	6,197
Chevron Corp.	810	65,613
Cimarex Energy Co.	35	2,331
Complete Production Services Inc. (c)	27	546
Comstock Resources Inc. (c)	20	441
Concho Resources Inc. (c)	33	2,185
ConocoPhillips	552	31,679
Continental Resources Inc. (c)	14	640
Core Laboratories NV (e)	19	1,712
Denbury Resources Inc. (c)	168	2,668
Devon Energy Corp.	173	11,223
Diamond Offshore Drilling Inc. (e)	28	1,921
Dresser-Rand Group Inc. (c)	36	1,328
Dril-Quip Inc. (c)	13	801
El Paso Corp.	297	3,680
EOG Resources Inc.	107	9,912
EQT Corp.	64	2,315
EXCO Resources Inc.	75	1,122
Exterran Holdings Inc. (c) (e)	27	603
Exxon Mobil Corp.	1,941	119,914
FMC Technologies Inc. (c)	51	3,451
Forest Oil Corp. (c)	49	1,455
Frontier Oil Corp.	44	592
Global Industries Ltd. (c)	56	306
Halliburton Co.	384	12,706
Helix Energy Solutions Group Inc. (c)	41	454
Helmerich & Payne Inc. (e)	42	1,694
Hess Corp.	125	7,380
Holly Corp.	18	516
Key Energy Services Inc. (c) (e)	53	506
Marathon Oil Corp.	301	9,949
Mariner Energy Inc. (c)	45	1,094
Murphy Oil Corp.	80	4,960
Nabors Industries Ltd. (c)	119	2,157
National Oilwell Varco Inc.	177	7,863
Newfield Exploration Co. (c)	56	3,225
Noble Corp.	108	3,666
Noble Energy Inc.	73	5,499
Occidental Petroleum Corp.	322	25,176
Oceaneering International Inc. (c)	23	1,215
Oil States International Inc. (c)	22	1,010
Parker Drilling Co. (c)	43	186
Patterson-UTI Energy Inc.	68	1,169
Penn Virginia Corp.	19	312
PetroHawk Energy Corp. (c)	126	2,033
Pioneer Natural Resources Co.	44	2,842
Plains Exploration & Production Co. (c)	61	1,622
Pride International Inc. (c) (e)	69	2,024
QEP Resources Inc.	74	2,239
Quicksilver Resources Inc. (c)	50	$ 635
Range Resources Corp.	67	2,552
Rowan Cos. Inc. (c)	47	1,437
SandRidge Energy Inc. (c) (e)	162	919
Schlumberger Ltd.	527	32,471
SEACOR Holdings Inc. (c)	8	709
SM Energy Co.	27	1,026
Southern Union Co.	51	1,232
Southwestern Energy Co. (c)	146	4,885
Sunoco Inc.	52	1,903
Superior Energy Services Inc. (c)	34	909
Swift Energy Co. (c)	16	451
Tesoro Corp.	60	795
Tetra Technologies Inc. (c)	33	340
Tidewater Inc.	21	963
Transocean Ltd. (c)	135	8,699
Ultra Petroleum Corp. (c)	64	2,680
Unit Corp. (c)	21	773
Valero Energy Corp.	237	4,155
Weatherford International Ltd. (c)	314	5,376
Whiting Petroleum Corp. (c)	23	2,181
Williams Cos. Inc.	247	4,715

		499,643
INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	11	222
INFORMATION TECHNOLOGY - 0.7%
First Solar Inc. (c) (e)	21	3,061
SunPower Corp. - Class A (c) (e)	40	567

		3,628
UTILITIES - 0.6%
Energen Corp.	32	1,442
OGE Energy Corp.	42	1,679

		3,121

Total Common Stocks (cost $540,266)		506,614

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 235	12

Total Non-U.S. Government Agency Asset-Backed Securities (cost $235)		12

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 0.0%
JNL Money Market Fund, 0.10% (a) (b)	84	84
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	7,172	7,172
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	612	612

		7,784

Total Short Term Investments (cost $7,868)		7,868

Total Investments - 101.4% (cost $548,369)		514,494
Other Assets and Liabilities, Net - (1.4%)		(7,161)

Total Net Assets - 100.0%		$ 507,333

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.0%
HEALTH CARE - 0.5%
Allscripts Healthcare Solutions Inc. (c)	20	$ 370
athenahealth Inc. (c) (e)	2	79
Cerner Corp. (c)	9	722
Quality Systems Inc. (e)	2	105

		1,276
INDUSTRIALS - 0.2%
Pitney Bowes Inc.	27	578
INFORMATION TECHNOLOGY - 98.2%
ACI Worldwide Inc. (c)	2	42
ADC Telecommunications Inc. (c)	11	145
Adobe Systems Inc. (c)	67	1,756
ADTRAN Inc.	7	244
Advanced Micro Devices Inc. (c) (e)	69	490
Advent Software Inc. (c) (e)	2	84
Akamai Technologies Inc. (c)	24	1,198
Altera Corp.	38	1,132
Amdocs Ltd. (c)	23	671
Amkor Technology Inc. (c) (e)	4	28
Analog Devices Inc.	37	1,170
Ansys Inc. (c)	11	467
AOL Inc. (c)	13	322
Apple Inc. (c)	112	31,713
Applied Materials Inc.	181	2,117
Applied Micro Circuits Corp. (c)	4	42
Ariba Inc. (c) (e)	10	194
Arris Group Inc. (c)	11	110
Atheros Communications Inc. (c)	8	218
Atmel Corp. (c)	51	404
ATMI Inc. (c)	1	16
Autodesk Inc. (c)	29	929
Blackboard Inc. (c) (e)	4	129
BMC Software Inc. (c)	23	938
Brightpoint Inc. (c)	3	19
Broadcom Corp. - Class A	60	2,140
Brocade Communications Systems Inc. (c)	53	310
CA Inc.	52	1,103
Cabot Microelectronics Corp. (c)	1	44
CACI International Inc. - Class A (c)	3	126
Cadence Design Systems Inc. (c)	30	228
Check Point Software Technologies Ltd. (c)	21	771
Ciena Corp. (c) (e)	9	139
Cisco Systems Inc. (c)	711	15,579
Citrix Systems Inc. (c)	24	1,619
Cognizant Technology Solutions Corp. (c)	38	2,439
Computer Sciences Corp.	19	880
Compuware Corp. (c)	25	209
Comtech Telecommunications Corp. (c)	2	43
Concur Technologies Inc. (c)	5	258
Corning Inc.	198	3,623
Cree Inc. (c) (e)	12	659
CSG Systems International Inc. (c)	2	33
Cymer Inc. (c)	2	76
Cypress Semiconductor Corp. (c)	17	211
Dell Inc. (c)	218	2,830
Diebold Inc.	8	248
Digital River Inc. (c)	4	139
DST Systems Inc.	4	170
Earthlink Inc. (e)	8	75
Electronics for Imaging Inc. (c)	1	8
EMC Corp. (c)	259	5,259
Emulex Corp. (c) (e)	5	$ 57
Equinix Inc. (c)	6	570
F5 Networks Inc. (c)	10	1,018
Fair Isaac Corp. (e)	3	83
Fairchild Semiconductor International Inc. (c)	14	127
FormFactor Inc. (c)	5	45
Gartner Inc. - Class A (c)	8	230
Google Inc. - Class A (c)	30	15,845
Harmonic Inc. (c)	5	31
Harris Corp.	16	719
Hewlett-Packard Co.	288	12,106
IAC/InterActiveCorp. (c)	8	215
Informatica Corp. (c) (e)	11	437
Ingram Micro Inc. - Class A (c)	18	305
Insight Enterprises Inc. (c)	2	39
Integrated Device Technology Inc. (c)	11	65
Intel Corp.	686	13,194
InterDigital Inc. (c) (e)	4	115
Intermec Inc. (c)	2	20
International Business Machines Corp.	155	20,850
International Rectifier Corp. (c)	8	171
Intersil Corp.	11	134
Intuit Inc. (c)	37	1,628
j2 Global Communications Inc. (c) (e)	4	86
JDA Software Group Inc. (c)	3	85
JDS Uniphase Corp. (c)	27	329
Juniper Networks Inc. (c)	71	2,167
KLA-Tencor Corp.	21	744
Lam Research Corp. (c)	16	689
Lexmark International Inc. (c)	10	432
Linear Technology Corp. (e)	26	788
LSI Corp. (c)	76	347
Marvell Technology Group Ltd. (c)	71	1,239
Maxim Integrated Products Inc. (e)	38	698
McAfee Inc. (c)	20	928
MEMC Electronic Materials Inc. (c)	26	316
Mentor Graphics Corp. (c)	11	120
Microchip Technology Inc. (e)	23	709
Micron Technology Inc. (c)	122	880
Micros Systems Inc. (c)	10	431
Microsemi Corp. (c)	8	133
Microsoft Corp.	949	23,236
Motorola Inc. (c)	271	2,315
National Semiconductor Corp.	28	359
NCR Corp. (c)	17	238
NetApp Inc. (c)	44	2,197
NetLogic Microsystems Inc. (c)	7	180
Novell Inc. (c)	38	229
Novellus Systems Inc. (c)	10	277
Nuance Communications Inc. (c)	30	472
Nvidia Corp. (c)	72	840
Omnivision Technologies Inc. (c)	5	111
ON Semiconductor Corp. (c) (e)	50	364
Oracle Corp.	474	12,722
Parametric Technology Corp. (c)	14	275
Plantronics Inc.	6	189
PMC - Sierra Inc. (c)	27	200
Polycom Inc. (c)	10	278
Progress Software Corp. (c)	4	146
QLogic Corp. (c)	12	205
QUALCOMM Inc.	198	8,918
Quest Software Inc. (c)	6	152
Rackspace Hosting Inc. (c) (e)	13	327
Rambus Inc. (c)	12	254
Red Hat Inc. (c)	24	977
RF Micro Devices Inc. (c)	28	173
Riverbed Technology Inc. (c)	9	398
Rovi Corp. (c)	13	670
SAIC Inc. (c)	48	$ 768
Salesforce.com Inc. (c)	15	1,661
SanDisk Corp. (c)	29	1,055
SAVVIS Inc. (c)	2	52
Seagate Technology (c)	61	713
Semtech Corp. (c) (e)	5	108
Silicon Laboratories Inc. (c) (e)	5	168
Skyworks Solutions Inc. (c)	22	453
Solera Holdings Inc.	9	389
Sonus Networks Inc. (c)	12	41
SRA International Inc. - Class A (c)	3	61
Symantec Corp. (c)	105	1,592
Synaptics Inc. (c) (e)	2	68
Synopsys Inc. (c)	19	462
Tech Data Corp. (c)	5	216
Tekelec (c)	5	58
Tellabs Inc.	41	309
Teradata Corp. (c)	21	798
Teradyne Inc. (c)	21	230
Tessera Technologies Inc. (c)	4	79
Texas Instruments Inc.	155	4,205
TIBCO Software Inc. (c)	21	371
TriQuint Semiconductor Inc. (c)	16	150
Unisys Corp. (c)	3	84
United Online Inc.	2	14
Varian Semiconductor Equipment Associates Inc. (c)	9	258
VeriFone Holdings Inc. (c)	9	285
VeriSign Inc. (c)	23	730
VMware Inc. - Class A (c)	9	792
Websense Inc. (c)	3	44
Western Digital Corp. (c)	28	807
Xerox Corp.	184	1,908
Xilinx Inc.	34	918
Yahoo! Inc. (c) (e)	165	2,344
Zoran Corp. (c)	1	5

		241,820
TELECOMMUNICATION SERVICES - 0.1%
Syniverse Holdings Inc. (c)	8	182

Total Common Stocks (cost $212,079)		243,856

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (g)	$ 54	3

Total Non-U.S. Government Agency Asset-Backed Securities (cost $54)		3

SHORT TERM INVESTMENTS - 2.0%
Investment Company - 0.4%
JNL Money Market Fund, 0.10% (a) (b)	1,103	1,103
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (b)	3,890	3,890
Securities Lending Liquidating Fund LLC, 0.64% (a) (b)	133	133

		4,023

Total Short Term Investments (cost $5,126)		5,126

Total Investments - 101.0% (cost $217,259)		248,985
Other Assets and Liabilities, Net - (1.0%)		(2,584)

Total Net Assets - 100.0%		$ 246,401

See accompanying notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedule of Investments (in thousands)
September 30, 2010

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)
Illiquid security.  At September 30, 2010, the only illiquid security held in certain of the Funds was Sigma Finance, Inc.  Each Fund's value of Sigma Finance, Inc., as a percentage of net assets, was less than 0.04%.

(g)
Security fair valued in good faith in accordance with the procedures established by the Funds' Board of Managers ("Board").   Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and Disclosures" based on the applicable valuation inputs.  See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of Investments.

Abbreviations:
ABS - Asset Backed Security
ADR - American Depositary Receipt
NYS - New York Registered Shares
REIT - Real Estate Investment Trust

Investments in Affiliates - At September 30, 2010, certain Funds invested in money market funds, which are managed by Jackson National Asset Management, LLC, ("JNAM or Adviser").  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by JPMorgan Chase Bank, N.A. ("JPM Chase" or "Custodian") in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.  The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.  The following table details the JNL/Mellon Capital Management Financial Sector Fund’s long-term investments in affiliates held at September 30, 2010.

Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Ending Value
Bank of New York Mellon Corp.	$ 3,137	$ 726	$ 861	$ 30	$ (254)	$ 2,759

The following table details cash management investments in affiliates held at September 30, 2010.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2010.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management Dow 10 Fund	$ -	$ 1,943	$ -
JNL/Mellon Capital Management S&P 10 Fund	-	590	-
JNL/Mellon Capital Management Global 15 Fund	376	844	-
JNL/Mellon Capital Management Nasdaq 25 Fund	904	1,413	-
JNL/Mellon Capital Management Value Line 30 Fund	2,568	1,676	1
JNL/Mellon Capital Management Dow Dividend Fund	122	3	-
JNL/Mellon Capital Management S&P 24 Fund	2,042	2,506	1
JNL/Mellon Capital Management 25 Fund	239	2,915	1
JNL/Mellon Capital Management Select Small-Cap Fund	2,167	1,229	-
JNL/Mellon Capital Management JNL 5 Fund	-	2,252	1
JNL/Mellon Capital Management VIP Fund	987	641	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	1,190	476	-
JNL/Mellon Capital Management S&P SMid 60 Fund	1,286	944	1
JNL/Mellon Capital Management NYSE International 25 Fund	-	363	-
JNL/Mellon Capital Management Communications Sector Fund	247	1,497	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	176	899	-
JNL/Mellon Capital Management Financial Sector Fund	132	387	-
JNL/Mellon Capital Management Healthcare Sector Fund	1,056	825	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	2,449	84	1
JNL/Mellon Capital Management Technology Sector Fund	2,475	1,103	1

JNL Variable Fund LLC (Unaudited)
Notes to the Schedule of Investments (in thousands)
September 30, 2010

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

JPM Chase serves as custodian and securities lending agent to the Trust.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Securities and Exchange Act of 1940, as amended ("1940 Act"), and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are not available for direct purchase by members of the public.

At September 30, 2010, the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC were valued at $1.00 per unit.  Values were determined using methodologies consistent with those described below in "Security Valuation."  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on each valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.  For expanded disclosure of fair value measurements, see the Notes to the Schedules of Investments, FASB ASC Topic 820, “Fair Value Measurements and Disclosure”.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedule of Investments (in thousands)
September 30, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”  - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national exchange, investments in mutual funds or valuations for securities lending collateral valued as a practical expedient at its daily reported NAV.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available.  The Funds held no Level 3 securities at December 31, 2009 or September 30, 2010.  There were no significant transfers between Level 1 and Level 2 during the period.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's investments in securities and other financial instruments as of September 30, 2010 by valuation level.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$ 349,987	$ -	$ -	$ 349,987
Non-U.S. Government Agency ABS	-	31	-	31
Short Term Securities	14,893	-	-	14,893
Fund Total	$ 364,880	$ 31	$ -	$ 364,911
JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$ 253,983	$ -	$ -	$ 253,983
Non-U.S. Government Agency ABS	-	17	-	17
Short Term Securities	17,165	-	-	17,165
Fund Total	$ 271,148	$ 17	$ -	$ 271,165
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$ 498,783	$ -	$ -	$ 498,783
Non-U.S. Government Agency ABS	-	69	-	69
Short Term Securities	6,284	-	-	6,284
Fund Total	$ 505,067	$ 69	$ -	$ 505,136
JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$ 170,294	$ -	$ -	$ 170,294
Non-U.S. Government Agency ABS	-	6	-	6
Short Term Securities	14,258	-	-	14,258
Fund Total	$ 184,552	$ 6	$ -	$ 184,558
JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$ 691,050	$ -	$ -	$ 691,050
Non-U.S. Government Agency ABS	-	37	-	37
Short Term Securities	6,465	-	-	6,465
Fund Total	$ 697,515	$ 37	$ -	$ 697,552
JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$ 246,502	$ -	$ -	$ 246,502
Non-U.S. Government Agency ABS	-	73	-	73
Short Term Securities	4,881	-	-	4,881
Fund Total	$ 251,383	$ 73	$ -	$ 251,456
JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$ 275,757	$ -	$ -	$ 275,757
Non-U.S. Government Agency ABS	-	1	-	1
Short Term Securities	2,506	-	-	2,506
Fund Total	$ 278,263	$ 1	$ -	$ 278,264
JNL/Mellon Capital Management 25 Fund
Common Stocks	$ 493,973	$ -	$ -	$ 493,973
Non-U.S. Government Agency ABS	-	90	-	90
Short Term Securities	25,270	-	-	25,270
Fund Total	$ 519,243	$ 90	$ -	$ 519,333
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$ 263,019	$ -	$ -	$ 263,019
Non-U.S. Government Agency ABS	-	17	-	117

JNL Variable Fund LLC (Unaudited)
Notes to the Schedule of Investments (in thousands)
September 30, 2010

Short Term Securities	39,058	-	-	39,058
Fund Total	$ 302,077	$ 117	$ -	$ 302,194
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$ 3,296,675	$ -	$ -	$ 3,296,675
Non-U.S. Government Agency ABS	-	714	-	714
Short Term Securities	318,146	-	-	318,146
Fund Total	$ 3,614,821	$ 714	$ -	$ 3,615,535
JNL/Mellon Capital Management VIP Fund
Common Stocks	$ 277,126	$ -	$ -	$ 277,126
Non-U.S. Government Agency ABS	-	48	-	48
Short Term Securities	9,075	-	-	9,075
Fund Total	$ 286,201	$ 48	$ -	$ 286,249
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$ 454,322	$ -	$ -	$ 454,322
Non-U.S. Government Agency ABS	-	30	-	30
Short Term Securities	9,033	-	-	9,033
Fund Total	$ 463,355	$ 30	$ -	$ 463,385
JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$ 285,305	$ -	$ -	$ 285,305
Non-U.S. Government Agency ABS	-	15	-	15
Short Term Securities	11,013	-	-	11,013
Fund Total	$ 296,318	$ 15	$ -	$ 296,333
JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$ 98,693	$ -	$ -	$ 98,693
Non-U.S. Government Agency ABS	-	21	-	21
Short Term Securities	12,107	-	-	12,107
Fund Total	$ 110,800	$ 21	$ -	$ 110,821
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$ 54,565	$ -	$ -	$ 54,565
Non-U.S. Government Agency ABS	-	6	-	6
Short Term Securities	3,559	-	-	3,559
Fund Total	$ 58,124	$ 6	$ -	$ 58,130
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	57,850	$ -	$ -	$ 57,850
Non-U.S. Government Agency ABS	-	1	-	1
Short Term Securities	3,854	-	-	3,854
Fund Total	$ 61,704	$ 1	$ -	$ 61,705
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$ 156,349	$ -	$ -	$ 156,349
Non-U.S. Government Agency ABS	-	13	-	13
Short Term Securities	5,764	-	-	5,764
Fund Total	$ 162,113	$ 13	$ -	$ 162,126
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$ 163,828	$ -	$ -	$ 163,828
Non-U.S. Government Agency ABS	-	4	-	4
Short Term Securities	4,400	-	-	4,400
Fund Total	$ 168,228	$ 4	$ -	$ 168,232
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$ 506,614	$ -	$ -	$ 506,614
Non-U.S. Government Agency ABS	-	12	-	12
Short Term Securities	7,868	-	-	7,868
Fund Total	$ 514,482	$ 12	$ -	$ 514,494
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$ 243,856	$ -	$ -	$ 243,856
Non-U.S. Government Agency ABS	-	3	-	3
Short Term Securities	5,126	-	-	5,126
Fund Total	$ 248,982	$ 3	$ -	$ 248,985

As of September 30, 2010, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

JNL Variable Fund LLC (Unaudited)
Notes to the Schedule of Investments (in thousands)
September 30, 2010

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$175,159	$18,471	$(9,072)	$9,399
JNL/Mellon Capital Management Value Line 30 Fund	648,643	98,144	(49,235)	48,909
JNL/Mellon Capital Management DowSM Dividend Fund	255,149	13,743	(17,436)	(3,693)
JNL/Mellon Capital Management S&P 24 Fund	270,462	15,592	(7,790)	7,802
JNL/Mellon Capital Management 25 Fund	528,096	16,296	(25,059)	(8,763)
JNL/Mellon Capital Management Select Small-Cap Fund	299,963	25,706	(23,475)	2,231
JNL/Mellon Capital Management JNL 5 Fund	3,615,916	284,962	(285,343)	(381)
JNL/Mellon Capital Management VIP Fund	283,415	24,078	(21,244)	2,834
JNL/Mellon Capital Management JNL Optimized 5 Fund	472,493	36,021	(45,129)	(9,108)
JNL/Mellon Capital Management S&P SMid 60 Fund	299,381	15,716	(18,764)	(3,048)
JNL/Mellon Capital Management NYSE International 25 Fund	123,779	8,342	(21,300)	(12,958)
JNL/Mellon Capital Management Communications Sector Fund	59,927	6,677	(8,474)	(1,797)
JNL/Mellon Capital Management Consumer Brands Sector Fund	59,900	5,269	(3,464)	1,805
JNL/Mellon Capital Management Financial Sector Fund	182,682	6,700	(27,256)	(20,556)
JNL/Mellon Capital Management Healthcare Sector Fund	185,177	12,323	(29,268)	(16,945)
JNL/Mellon Capital Management Oil & Gas Sector Fund	556,104	42,712	(84,322)	(41,610)
JNL/Mellon Capital Management Technology Sector Fund	228,069	31,291	(10,375)	20,916

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures.  Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 24, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 24, 2010

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.